                               [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2001



                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO

APO-717-6/01

                                [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ JOSEPH J. GASPER
                           -------------------------
                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the period indicated.

STATEMENT OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENT OF OPERATIONS shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENT OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 37, provide further disclosures about the variable account and its underlying contract provisions.

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                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)

ASSETS:

     Investments at fair value:
     American Century Growth Fund - Investor Class (ACGroI)
       604,970 shares (cost $16,475,303) . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,547,070
     American Century Income & Growth Fund - Advisor Class (ACIncGroA)
       29,597 shares (cost $930,266)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         852,999
     American Century Income & Growth Fund - Investor Class (ACIncGroI)
       316,218 shares (cost $9,606,963) . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,113,402
     American Century International Growth Fund - Advisor Class (ACIntGrA)
       15,736 shares (cost $186,215)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         139,425
     American Century International Growth Fund - Investor Class (ACIntlGrI)
       280,790 shares (cost $3,381,368) . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,490,606
     American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
       200,537 shares (cost $1,868,987) . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,893,071
     American Century Ultra Fund - Investor Class (ACUltraI)
       854,481 shares (cost $29,795,972) . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,207,191
     Credit Suisse Warburg Pincus Emerging Growth Fund -
     Common Shares (CSWPEmGro)
       162,606 shares (cost $6,993,969) . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,665,169
     Credit Suisse Warburg Pincus Global Fixed Income Fund -
     Common Shares (CSWPGIFixI)
       19,744 shares (cost $193,470)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         194,085
     Delaware Group Delchester High-Yield Bond Fund, Inc.-
     Delchester Fund Institutional Class (DeHYBd)
       141,799 shares (cost $737,281) . . . . . . . . . . . . . . . . . . . . .. . . . . . . .        440,995
     Dreyfus A Bonds Plus, Inc.(DryABds)
       179,298 shares (cost $2,499,540) . . . . . . . . . . . . . . . . . . . .. . . . . . . .      2,522,721
     Dreyfus Appreciation Fund, Inc.(DryApp)
       77,874 shares (cost $3,447,623) . . . . . . . . . . . . . . . . . . . .  . . . . . . .       3,092,371
     Dreyfus Balanced Fund, Inc.(DryBal)
       103,905 shares (cost $1,615,812) . . . . . . . . . . . . . . . . . . . .. . . . . . . .      1,551,309
     Dreyfus Emerging Leaders Fund (DryELead)
       2,059 shares (cost $76,602) . . . . . . . . . . . . . . . . . . . . . .  . . . . . . .          78,198
     Dreyfus S&P 500 Index Fund (Dry500Ix)
       636,859 shares (cost $24,436,176) . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,805,913
     Evergreen Equity Income Fund - Class I (EvInc)
       42,049 shares (cost $913,041)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         930,536
     Federated Equity Income Fund - Class F Shares (FedEqInF)
       1,514 shares (cost $28,858) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26,306
     Federated High Yield Trust (FedHiYld)
       102,861 shares (cost $755,597)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        649,055
     Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
       6,726 shares (cost $66,722) . . . . . . . . . . . . . . . . . . . . . . .. . . . . . .          66,518

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

Federated Investment Series Funds, Inc.-
Federated Bond Fund - Class F Shares (FedBdFd)
  201,894 shares (cost $1,784,329) . . . . . . . . . . . . . . . . . . . . . . .       1,754,460
Fidelity Advisor Balanced Fund - Class A (FABalA)
  33,614 shares (cost $566,329) . . . . . . . . . . . . . . . . . . . . . . . ..         529,083
Fidelity Advisor Balanced Fund - Class T (FABal)
  83,797 shares (cost $1,494,713) . . . . . . . . . . . . . . . . . . . . . . .        1,324,835
Fidelity Advisor Equity Growth Fund - Class A (FAEGroA)
  269 shares (cost $14,148) . . . . . . . . . . . . . . . . . . . . . . . . . .           14,259
Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
  20,559 shares (cost $532,333)  . . . . . . . . . . . . . . . . . . . . . . . .         515,834
Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
  90,338 shares (cost $2,404,032) . . . . . . . . . . . . . . . . . . . . . . .        2,291,869
Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
  6,559 shares (cost $244,270)  . . . . . . . . . . . . . . . . . . . . . . . .          201,440
Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
  194,197 shares (cost $8,564,019) . . . . . . . . . . . . . . . . . . . . . . .       6,020,108
Fidelity Advisor High Yield Fund - Class T (FAHiYld)
  285,638 shares (cost $2,939,027) . . . . . . . . . . . . . . . . . . . . . . .       2,527,898
Fidelity Advisor Overseas Fund - Class A (FAOvA)
  862 shares (cost $13,328) . . . . . . . . . . . . . . . . . . . . . . . . . ..          13,061
Fidelity Asset Manager(TM) (FidAsMgr)
  345,015 shares (cost $6,173,031) . . . . . . . . . . . . . . . . . . . . . . .       5,558,197
Fidelity Capital & Income Fund (FidCapInc)
  95,422 shares (cost $883,392) . . . . . . . . . . . . . . . . . . . . . . . ..         704,214
Fidelity Equity-Income Fund (FidEqInc)
  236,943 shares (cost $12,379,037) . . . . . . . . . . . . . . . . . . . . . ..      12,366,045
Fidelity Magellan(R) Fund (FidMgln)
  313,984 shares (cost $36,120,053) . . . . . . . . . . . . . . . . . . . . . ..      34,880,485
Fidelity Puritan(R) Fund (FidPurtn)
  716,303 shares (cost $13,859,875) . . . . . . . . . . . . . . . . . . . . . .       13,316,073
Franklin Mutual Series Fund, Inc.:Mutual Shares Fund - Class A (FranMutSer)
  75,545 shares (cost $1,566,004) . . . . . . . . . . . . . . . . . . . . . . .        1,616,664
Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
  16,551 shares (cost $677,419)  . . . . . . . . . . . . . . . . . . . . . . . .         554,293
Franklin Value Investors Trust:Franklin Balance Sheet Investment Fund (FrBSInv)
  587 shares (cost $21,857) . . . . . . . . . . . . . . . . . . . . . . . . . .           23,954
Nationwide(R) Gartmore Growth Fund - Class D (NWGroFd)
  221,209 shares (cost $3,015,550) . . . . . . . . . . . . . . . . . . . . . . .       1,583,859
Nationwide(R) Gartmore Total Return Fund - Class D (NWFund)
  329,192 shares (cost $8,922,901) . . . . . . . . . . . . . . . . . . . . . . .       6,251,362
Nationwide((R)) Gartmore Value Opportunities Fund - Class A (NWValOp)
  76 shares (cost $989) . . . . . . . . . . . . . . . . . . . . . . . . . . . ..           1,073
Invesco Dynamics Fund - Investor Class (InvDynam)
  519,714 shares (cost $14,146,628) . . . . . . . . . . . . . . . . . . . . . .        9,765,433
Invesco Small Company Growth Fund - Investor Class (InvSmCoGr)
  25,506 shares (cost $404,815) . . . . . . . . . . . . . . . . . . . . . . . ..         348,417

Invesco Total Return Fund - Investor Class (InvTotRet)
  6,660 shares (cost $177,059) . . . . . . . . . . . . . . . . . . . . . . . . .       175,837
Janus Adviser Balanced Fund (JanIntl)
  6,053 shares (cost $143,977) . . . . . . . . . . . . . . . . . . . . . . . . .       142,013
Janus Adviser International Fund (JanIntl)
  503 shares (cost $14,878) . . . . . . . . . . . . . . . . . . . . . . . . . ..        13,603
Janus Adviser Worldwide Fund (JanWorld)
  23,328 shares (cost $847,590) . . . . . . . . . . . . . . . . . . . . . . . ..       760,952
Janus Fund (JanFund)
  626,854 shares (cost $25,464,399) . . . . . . . . . . . . . . . . . . . . . ..    18,304,137
Janus Twenty Fund (Jan20Fd)
  830,771 shares (cost $52,874,352) . . . . . . . . . . . . . . . . . . . . . ..    36,645,287
Janus Worldwide Fund (JanWrldwde)
  388,874 shares (cost $23,956,387) . . . . . . . . . . . . . . . . . . . . . .     19,070,363
Lazard Small Cap Portfolio Open Shares (LazSmCap)
  43,604 shares (cost $792,555) . . . . . . . . . . . . . . . . . . . . . . . ..       859,430
MFS(R) Global Governments Fund - Class A (MFSWGvt)
  37,693 shares (cost $353,904)  . . . . . . . . . . . . . . . . . . . . . . . .       359,587
Nationwide Investor Destinations Conservative Fund - Service Class (NWIDCon)
  20 shares (cost $199)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           196
Nationwide Investor Destinations Moderate Fund - Service Class (NWIDMod)
  8,794 shares (cost $79,414)  . . . . . . . . . . . . . . . . . . . . . . . . .        81,429
Nationwide Investor Destinations Moderately Aggressive Fund -
Service Class (NWIDModAg)
  30 shares (cost $282) . . . . . . . . . . . . . . . . . . . . . . . . . . . ..           263
Nationwide Large Cap Growth  Fund - Class A (PrLgCpGro)
  16,837 shares (cost $238,916)  . . . . . . . . . . . . . . . . . . . . . . . .       162,479
Nationwide Large Cap Value Fund - Class A (PrLgCpVal)
  24,607 shares (cost $276,398) . . . . . . . . . . . . . . . . . . . . . . . ..       282,244
Nationwide Small Cap Fund - Class A (PrSmCp)
  33,155 shares (cost $417,033) . . . . . . . . . . . . . . . . . . . . . . . ..       413,776
Nationwide(R) Bond Fund - Class D (NWBdFd)
  148,579 shares (cost $1,343,241) . . . . . . . . . . . . . . . . . . . . . . .     1,350,583
Nationwide(R) Bond Index Fund - Class A (NWBdIx)
  516 shares (cost $5,447) . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,386
Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
  106,332 shares (cost $1,100,610) . . . . . . . . . . . . . . . . . . . . . . .     1,095,222
Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
  657 shares (cost $6,900) . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,446
Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
  15,053,351 shares (cost $15,053,351)  . . . . . . . . . . . . . . . . . . . .     15,053,351
Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
  4,015,613 shares (cost $4,015,613)  . . . . . . . . . . . . . . . . . . . . .      4,015,613
Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
  193,883 shares (cost $2,344,398) . . . . . . . . . . . . . . . . . . . . . . .     2,037,711
Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
  212 shares (cost $2,026) . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,109
Neuberger Berman Equity Funds((R)) - Guardian Fund - Investor Class (NBEFGuard)
  378,311 shares (cost $7,487,087) . . . . . . . . . . . . . . . . . . . . . . .     5,670,875
Neuberger Berman Equity Funds((R)) - Partners Fund - Investor Class (NBEFPart)
  299,354 shares (cost $7,535,827) . . . . . . . . . . . . . . . . . . . . . . .     6,516,943

                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

     Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class (NBETGen)
       92,440 shares (cost $2,411,481) . . . . . . . . . . . . . . . . . . . . . . . .       2,703,882
     Neuberger Berman Equity Trust(R) - Guardian Fund - Trust Class (NBETGuard)
       12,478 shares (cost $156,317)  . . . . . . . . . . . . . . . . . . . . . . . . .        147,484
     Neuberger Berman Equity Trust(R) - Partners Fund - Trust Class (NBETPart)
       7,757 shares (cost $129,267)  . . . . . . . . . . . . . . . . . . . . . . . . .         130,015
     Neuberger Berman Income Funds(R) -
     Limited Maturity Bond Fund - Investor Class (NBIFLtdMat)
       81,648 shares (cost $776,267) . . . . . . . . . . . . . . . . . . . . . . . . .         778,921
     NMF Prestige Balanced Fund - Class A (PrBal)
       1,897 shares (cost $20,256)  . . . . . . . . . . . . . . . . . . . . . . . . . .         19,613
     NMF Prestige International Fund - Class A (PrInt)
       7,237 shares (cost $70,153)  . . . . . . . . . . . . . . . . . . . . . . . . . .         65,354
     Oppenheimer Capital Appreciation Fund A (OppCapApA)
       2,821 shares (cost $130,800) . . . . . . . . . . . . . . . . . . . . . .. . . .         127,806
     Oppenheimer Global Fund A (OppGlob)
       302,065 shares (cost $15,991,006) . . . . . . . . . . . . . . . . . . . . . . .      14,707,564
     Oppenheimer Strategic Income Fund A (OPStrInc)
       5,347 shares (cost $22,094) . . . . . . . . . . . . . . . . . . . . . . . . . .          20,747
     Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
       61,250 shares (cost $1,007,160) . . . . . . . . . . . . . . . . . . . . . . . .         923,648
     PIMCO Total Return Fund - Class A (PimTotRet)
       35,576 shares (cost $374,492) . . . . . . . . . . . . . . . . . . . . . .. . . .        367,858
     Strong Advisor Common Stock Fund - Class Z (StComStk)
       134,952 shares (cost $2,979,438) . . . . . . . . . . . . . . . . . . . . . . . .      2,731,423
     Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
       185 shares (cost $3,437) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,202
     Strong Growth & Income Fund (StrGInc)
       567 shares (cost $12,946) . . . . . . . . . . . . . . . . . . . . . . . .. . . .         12,411
     Strong Large Cap Growth Fund (StLCap)
       150,135 shares (cost $6,105,786) . . . . . . . . . . . . . . . . . . . . . . . .      3,923,020
     Templeton Foreign Fund - Class A (TemForFd)
       511,757 shares (cost $5,079,949) . . . . . . . . . . . . . . . . . . . . . . . .      5,056,159
     The Dreyfus Premier Third Century Fund, Inc.- Class Z (Dry3dCen)
       211,423 shares (cost $2,778,093) . . . . . . . . . . . . . . . . . . . . . . . .      2,116,341
     Fidelity VIP - High Income Portfolio:Initial Class (FidVIPHI)
       11,144 shares (cost $124,006)  . . . . . . . . . . . . . . . . . . . . . . . . .         75,114
                                                                                       ---------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    338,367,253

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,114
                                                                                       ---------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     338,372,367

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --
                                                                                       ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . $   338,372,367
                                                                                       ===============


See accompanying notes to financial statements.

================================================================================

===============================================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS,CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                       Total            ACGrol        ACIncGroA      ACIncGrol
                                                       -----            ------        ---------      ---------
Investment activity:
  Reinvested dividends ..........................  $  1,501,106             --          2,947         45,679
  Mortality and expense risk charges (note 2) ...    (2,221,334)       (86,351)        (4,081)       (61,100)
                                                   ------------     ----------        -------       --------
    Net investment activity .....................      (720,228)       (86,351)        (1,134)       (15,421)
                                                   ------------     ----------        -------       --------

  Proceeds from mutual funds shares sold ........    50,403,404      1,038,129         24,830        739,285
  Cost of mutual fund shares sold ...............   (50,876,784)      (957,860)       (27,802)      (672,958)
                                                   ------------     ----------        -------       --------
    Realized gain (loss) on investments .........      (473,380)        80,269         (2,972)        66,327
  Change in unrealized gain (loss)
    on investments ..............................   (34,013,099)    (2,121,026)       (28,627)      (507,090)
                                                   ------------     ----------        -------       --------
    Net gain (loss) on investments ..............   (34,486,479)    (2,040,757)       (31,599)      (440,763)
                                                   ------------     ----------        -------       --------
  Reinvested capital gains ......................       449,538             --             --             --
                                                   ------------     ----------        -------       --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $(34,757,169)    (2,127,108)       (32,733)      (456,184)
                                                   ============     ==========        =======       ========


                                                        ACIntGrA     ACIntlGrl      ACSTGvtl       ACUltral
                                                        --------     ---------      --------       --------
Investment activity:
  Reinvested dividends ..........................            --             --         50,462             --
  Mortality and expense risk charges (note 2) ...          (724)       (17,598)       (11,541)      (165,103)
                                                        -------     ----------     ----------     ----------
    Net investment activity .....................          (724)       (17,598)        38,921       (165,103)
                                                        -------     ----------     ----------     ----------

  Proceeds from mutual funds shares sold ........         3,971        818,889      1,265,410      1,525,442
  Cost of mutual fund shares sold ...............        (6,013)    (1,289,652)    (1,271,682)    (1,561,063)
                                                        -------     ----------     ----------     ----------
    Realized gain (loss) on investments .........        (2,042)      (470,763)        (6,272)       (35,621)
  Change in unrealized gain (loss)
    on investments ..............................       (26,285)      (105,361)        26,150     (2,502,817)
                                                        -------     ----------     ----------     ----------
    Net gain (loss) on investments ..............       (28,327)      (576,124)        19,878     (2,538,438)
                                                        -------     ----------     ----------     ----------
  Reinvested capital gains ......................            --             --             --             --
                                                        -------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (29,051)      (593,722)        58,799     (2,703,541)
                                                        =======     ==========     ==========     ==========


                                                      CSWPEmGro         CSWPGIFixl       DeHYBd          DryABds
                                                      ---------         ----------       ------          -------
Investment activity:
  Reinvested dividends ..........................    $        --           1,852          40,923          64,349
  Mortality and expense risk charges (note 2) ...        (32,905)         (1,202)         (3,660)        (15,259)
                                                     -----------         -------        --------        --------
    Net investment activity .....................        (32,905)            650          37,263          49,090
                                                     -----------         -------        --------        --------

  Proceeds from mutual funds shares sold ........        546,110          85,928         193,159         241,363
  Cost of mutual fund shares sold ...............       (716,958)        (88,280)       (354,694)       (253,596)
                                                     -----------         -------        --------        --------
    Realized gain (loss) on investments .........       (170,848)         (2,352)       (161,535)        (12,233)
  Change in unrealized gain (loss)
    on investments ..............................     (1,059,253)          4,453          86,979          37,971
                                                     -----------         -------        --------        --------
    Net gain (loss) on investments ..............     (1,230,101)          2,101         (74,556)         25,738
                                                     -----------         -------        --------        --------
  Reinvested capital gains ......................             --              --              --              --
                                                     -----------         -------        --------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $(1,263,006)          2,751         (37,293)         74,828
                                                     ===========         =======        ========        ========


                                                          DryApp          DryBal         DryELead       Dry500lx
                                                          ------          ------         --------       --------
Investment activity:
  Reinvested dividends ..........................          2,082          16,135              --              --
  Mortality and expense risk charges (note 2) ...        (19,240)         (8,721)           (444)       (146,629)
                                                        --------        --------          ------      ----------
    Net investment activity .....................        (17,158)          7,414            (444)       (146,629)
                                                        --------        --------          ------      ----------

  Proceeds from mutual funds shares sold ........        163,290         121,865           1,075         887,409
  Cost of mutual fund shares sold ...............       (174,640)       (132,433)         (1,088)       (705,693)
                                                        --------        --------          ------      ----------
    Realized gain (loss) on investments .........        (11,350)        (10,568)            (13)        181,716
  Change in unrealized gain (loss)
    on investments ..............................       (215,413)         (3,745)         (3,223)     (1,841,181)
                                                        --------        --------          ------      ----------
    Net gain (loss) on investments ..............       (226,763)        (14,313)         (3,236)     (1,659,465)
                                                        --------        --------          ------      ----------
  Reinvested capital gains ......................             --              --              --              --
                                                        --------        --------          ------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (243,921)         (6,899)         (3,680)     (1,806,094)
                                                        ========        ========          ======      ==========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                       EvInc            FedEqInF       FedHiYld         FedIntInc
                                                       -----            --------       --------         ---------

INVESTMENT ACTIVITY:
Reinvested dividends ..........................      $  17,254             124          35,218             318
Mortality and expense risk charges (note 2) ...         (6,475)           (103)         (4,268)            (47)
                                                     ---------          ------         -------            ----
  Net investment activity .....................         10,779              21          30,950             271
                                                     ---------          ------         -------            ----

Proceeds from mutual funds shares sold ........        591,788             102          62,906              46
Cost of mutual fund shares sold ...............       (596,465)           (112)        (77,358)            (46)
                                                     ---------          ------         -------            ----
  Realized gain (loss) on investments .........         (4,677)            (10)        (14,452)             --
Change in unrealized gain (loss)
  on investments ..............................        (22,047)         (2,553)        (33,883)           (204)
                                                     ---------          ------         -------            ----
  Net gain (loss) on investments ..............        (26,724)         (2,563)        (48,335)           (204)
                                                     ---------          ------         -------            ----
Reinvested capital gains ......................             --              --              --              --
                                                     ---------          ------         -------            ----
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      $ (15,945)         (2,542)        (17,385)             67
                                                     =========          ======         =======            ====


                                                       FedBdFd          FABalA          FABal            FAEGroA
                                                       -------          ------          -----            -------

INVESTMENT ACTIVITY:
Reinvested dividends ..........................         67,850           5,868          15,693              --
Mortality and expense risk charges (note 2) ...        (10,721)         (1,968)         (8,026)            (37)
                                                      --------         -------         -------             ---
  Net investment activity .....................         57,129           3,900           7,667             (37)
                                                      --------         -------         -------             ---

Proceeds from mutual funds shares sold ........        313,290          18,089          43,169              36
Cost of mutual fund shares sold ...............       (324,170)        (20,784)        (51,468)            (40)
                                                      --------         -------         -------             ---
  Realized gain (loss) on investments .........        (10,880)         (2,695)         (8,299)             (4)
Change in unrealized gain (loss)
  on investments ..............................           (811)        (10,061)        (21,018)            111
                                                      --------         -------         -------             ---
  Net gain (loss) on investments ..............        (11,691)        (12,756)        (29,317)            107
                                                      --------         -------         -------             ---
Reinvested capital gains ......................             --              --              --              --
                                                      --------         -------         -------             ---
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         45,438          (8,856)        (21,650)             70
                                                      ========         =======         =======             ===



                                                        FAEqIncA           FAEqInc          FAGrOppA         FAGrOpp
                                                        --------           -------          --------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $    2,014            7,015               --               --
  Mortality and expense risk charges (note 2) ...          (2,098)         (14,161)            (958)         (39,923)
                                                       ----------         --------          -------       ----------
    Net investment activity .....................             (84)          (7,146)            (958)         (39,923)
                                                       ----------         --------          -------       ----------

  Proceeds from mutual funds shares sold ........          17,027          165,993            5,617          778,272
  Cost of mutual fund shares sold ...............         (18,095)        (182,948)          (7,863)      (1,086,641)
                                                       ----------         --------          -------       ----------
    Realized gain (loss) on investments .........          (1,068)         (16,955)          (2,246)        (308,369)
  Change in unrealized gain (loss)
    on investments ..............................          (5,094)         (26,618)         (14,812)        (310,213)
                                                       ----------         --------          -------       ----------
    Net gain (loss) on investments ..............          (6,162)         (43,573)         (17,058)        (618,582)
                                                       ----------         --------          -------       ----------
  Reinvested capital gains ......................           6,443           51,841              141            6,000
                                                       ----------         --------          -------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $      197            1,122          (17,875)        (652,505)
                                                       ==========         ========          =======       ==========


                                                          FAHiYld             FAOvA        FidAsMgr         FidCapInc
                                                          -------             -----        --------         ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         107,506               --           94,512           27,585
  Mortality and expense risk charges (note 2) ...         (17,224)             (28)         (37,195)          (4,980)
                                                         --------             ----         --------          -------
    Net investment activity .....................          90,282              (28)          57,317           22,605
                                                         --------             ----         --------          -------

  Proceeds from mutual funds shares sold ........         731,876               27          418,976           40,397
  Cost of mutual fund shares sold ...............        (916,776)             (26)        (438,630)         (48,451)
                                                         --------             ----         --------          -------
    Realized gain (loss) on investments .........        (184,900)               1          (19,654)          (8,054)
  Change in unrealized gain (loss)
    on investments ..............................          49,785             (266)        (235,999)         (26,153)
                                                         --------             ----         --------          -------
    Net gain (loss) on investments ..............        (135,115)            (265)        (255,653)         (34,207)
                                                         --------             ----         --------          -------
  Reinvested capital gains ......................              --               --               --               --
                                                         --------             ----         --------          -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (44,833)            (293)        (198,336)         (11,602)
                                                         ========             ====         ========          =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                         FidEqInc           FidMgln           FidPurtn           FidVIPHI
                                                         --------           -------           --------           --------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $    95,467            43,626           200,207             9,949
  Mortality and expense risk charges (note 2) ...          (81,958)         (231,456)          (87,251)             (535)
                                                       -----------        ----------          --------           -------
    Net investment activity .....................           13,509          (187,830)          112,956             9,414
                                                       -----------        ----------          --------           -------

  Proceeds from mutual funds shares sold ........        1,699,729         1,655,920           724,737               556
  Cost of mutual fund shares sold ...............       (1,320,852)       (1,087,376)         (727,965)             (753)
                                                       -----------        ----------          --------           -------
    Realized gain (loss) on investments .........          378,877           568,544            (3,228)             (197)
  Change in unrealized gain (loss)
    on investments ..............................         (679,072)       (3,174,055)         (172,404)          (15,562)
                                                       -----------        ----------          --------           -------
    Net gain (loss) on investments ..............         (300,195)       (2,605,511)         (175,632)          (15,759)
                                                       -----------        ----------          --------           -------
  Reinvested capital gains ......................           66,503           249,290                --                --
                                                       -----------        ----------          --------           -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $  (220,183)       (2,544,051)          (62,676)           (6,345)
                                                       ===========        ==========          ========           =======



                                                          FranMutSer         FrSmCapGr          FrBSInv         InvDynam
                                                          ----------         ---------          -------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            2,624                --                55                --
  Mortality and expense risk charges (note 2) ...           (6,874)           (2,591)              (55)          (67,807)
                                                          --------           -------             -----        ----------
    Net investment activity .....................           (4,250)           (2,591)               --           (67,807)
                                                          --------           -------             -----        ----------

  Proceeds from mutual funds shares sold ........          219,755            55,907                52         1,104,499
  Cost of mutual fund shares sold ...............         (226,151)          (74,984)              (51)       (1,427,281)
                                                          --------           -------             -----        ----------
    Realized gain (loss) on investments .........           (6,396)          (19,077)                1          (322,782)
  Change in unrealized gain (loss)
    on investments ..............................           73,081           (50,452)            2,097        (2,174,869)
                                                          --------           -------             -----        ----------
    Net gain (loss) on investments ..............           66,685           (69,529)            2,098        (2,497,651)
                                                          --------           -------             -----        ----------
  Reinvested capital gains ......................           69,320                --                --                --
                                                          --------           -------             -----        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          131,755           (72,120)            2,098        (2,565,458)
                                                          ========           =======             =====        ==========



                                                        InvSmCoGr          InvTotRet         JanBal           JanIntl
                                                        ---------          ---------         ------           -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $       --            1,044            1,031               --
  Mortality and expense risk charges (note 2) ...          (1,670)            (840)            (336)             (52)
                                                       ----------          -------          -------           ------
    Net investment activity .....................          (1,670)             204              695              (52)
                                                       ----------          -------          -------           ------

  Proceeds from mutual funds shares sold ........          17,402           22,855           29,569               50
  Cost of mutual fund shares sold ...............         (23,217)         (23,913)         (30,266)             (55)
                                                       ----------          -------          -------           ------
    Realized gain (loss) on investments .........          (5,815)          (1,058)            (697)              (5)
  Change in unrealized gain (loss)
    on investments ..............................         (23,766)              75           (1,964)          (1,275)
                                                       ----------          -------          -------           ------
    Net gain (loss) on investments ..............         (29,581)            (983)          (2,661)          (1,280)
                                                       ----------          -------          -------           ------
  Reinvested capital gains ......................              --               --               --               --
                                                       ----------          -------          -------           ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $  (31,251)            (779)          (1,966)          (1,332)
                                                       ==========          =======          =======           ======


                                                         JanWorld         JanFund          Jan20Fd        JanWrldwde
                                                         --------         -------          -------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --               --
  Mortality and expense risk charges (note 2) ...          (3,510)        (125,644)        (252,844)        (131,785)
                                                         --------       ----------       ----------       ----------
    Net investment activity .....................          (3,510)        (125,644)        (252,844)        (131,785)
                                                         --------       ----------       ----------       ----------

  Proceeds from mutual funds shares sold ........         121,638        1,515,376        1,556,085        1,481,255
  Cost of mutual fund shares sold ...............        (154,547)      (1,525,611)      (1,290,173)      (1,124,496)
                                                         --------       ----------       ----------       ----------
    Realized gain (loss) on investments .........         (32,909)         (10,235)         265,912          356,759
  Change in unrealized gain (loss)
    on investments ..............................         (56,279)      (2,706,943)      (9,060,881)      (3,472,209)
                                                         --------       ----------       ----------       ----------
    Net gain (loss) on investments ..............         (89,188)      (2,717,178)      (8,794,969)      (3,115,450)
                                                         --------       ----------       ----------       ----------
  Reinvested capital gains ......................              --               --               --               --
                                                         --------       ----------       ----------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (92,698)      (2,842,822)      (9,047,813)      (3,247,235)
                                                         ========       ==========       ==========       ==========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                        LazSmCap         MFSWGvt         NWBdFd             NWBdIx
                                                        --------         -------         ------             ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      --              --          38,638              88
  Mortality and expense risk charges (note 2) ...         (4,090)         (2,673)         (8,399)            (17)
                                                       ---------        --------        --------             ---
    Net investment activity .....................         (4,090)         (2,673)         30,239              71
                                                       ---------        --------        --------             ---

  Proceeds from mutual funds shares sold ........        175,598         128,049         677,925              17
  Cost of mutual fund shares sold ...............       (150,173)       (134,256)       (718,264)            (17)
                                                       ---------        --------        --------             ---
    Realized gain (loss) on investments .........         25,425          (6,207)        (40,339)             --
  Change in unrealized gain (loss)
    on investments ..............................         40,773           7,044          60,372             (61)
                                                       ---------        --------        --------             ---
    Net gain (loss) on investments ..............         66,198             837          20,033             (61)
                                                       ---------        --------        --------             ---
  Reinvested capital gains ......................             --              --              --              --
                                                       ---------        --------        --------             ---
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $  62,108          (1,836)         50,272              10
                                                       =========        ========        ========             ===


                                                         NWGroFd         NWFund             NWValOp      NWUSGvt
                                                         -------         ------             -------      -------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             --          18,024               3          23,816
  Mortality and expense risk charges (note 2) ...        (10,374)        (41,839)             (5)         (5,563)
                                                        --------        --------              --        --------
    Net investment activity .....................        (10,374)        (23,815)             (2)         18,253
                                                        --------        --------              --        --------

  Proceeds from mutual funds shares sold ........         80,537         430,911               5         235,909
  Cost of mutual fund shares sold ...............       (156,235)       (684,494)             (5)       (223,130)
                                                        --------        --------              --        --------
    Realized gain (loss) on investments .........        (75,698)       (253,583)             --          12,779
  Change in unrealized gain (loss)
    on investments ..............................       (313,798)       (311,020)             84         (24,175)
                                                        --------        --------              --        --------
    Net gain (loss) on investments ..............       (389,496)       (564,603)             84         (11,396)
                                                        --------        --------              --        --------
  Reinvested capital gains ......................             --              --              --              --
                                                        --------        --------              --        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (399,870)       (588,418)             82           6,857
                                                        ========        ========              ==        ========



                                                         NWIDCon             NWIDMod          NWIDModAg      PrLgCpGro
                                                         -------             -------          ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $        4              352                1               --
  Mortality and expense risk charges (note 2) ...              --             (163)              (1)          (1,105)
                                                       ----------            -----              ---          -------
    Net investment activity .....................               4              189               --           (1,105)
                                                       ----------            -----              ---          -------

  Proceeds from mutual funds shares sold ........               1              163                1            4,963
  Cost of mutual fund shares sold ...............              (1)            (156)              (1)          (8,411)
                                                       ----------            -----              ---          -------
    Realized gain (loss) on investments .........              --                7               --           (3,448)
  Change in unrealized gain (loss)
    on investments ..............................              (3)           2,014              (18)         (23,326)
                                                       ----------            -----              ---          -------
    Net gain (loss) on investments ..............              (3)           2,021              (18)         (26,774)
                                                       ----------            -----              ---          -------
  Reinvested capital gains ......................              --               --               --               --
                                                       ----------            -----              ---          -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $        1            2,210              (18)         (27,879)
                                                       ==========            =====              ===          =======

                                                         PrLgCpVal           NWMdCpMkt     NWMyMkt         NWMyMkS
                                                         ---------           ---------     -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             959                5          331,227           59,063
  Mortality and expense risk charges (note 2) ...          (1,525)             (14)         (98,804)         (15,845)
                                                         --------              ---       ----------       ----------
    Net investment activity .....................            (566)              (9)         232,423           43,218
                                                         --------              ---       ----------       ----------

  Proceeds from mutual funds shares sold ........         107,390               13        6,441,051        7,962,905
  Cost of mutual fund shares sold ...............        (103,117)             (12)      (6,441,051)      (7,962,905)
                                                         --------              ---       ----------       ----------
    Realized gain (loss) on investments .........           4,273                1               --               --
  Change in unrealized gain (loss)
    on investments ..............................          (1,666)             546               --               --
                                                         --------              ---       ----------       ----------
    Net gain (loss) on investments ..............           2,607              547               --               --
                                                         --------              ---       ----------       ----------
  Reinvested capital gains ......................              --               --               --               --
                                                         --------              ---       ----------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           2,041              538          232,423           43,218
                                                         ========              ===       ==========       ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                        NWIndxFd          PrSmCp           NWSmCpIx         PrBal
                                                        --------          ------           --------         -----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $   5,844              --               4             147
  Mortality and expense risk charges (note 2) ...        (11,321)         (2,479)             (3)            (67)
                                                       ---------         -------              --            ----
    Net investment activity .....................         (5,477)         (2,479)              1              80
                                                       ---------         -------              --            ----

  Proceeds from mutual funds shares sold ........        119,855          21,027               3              65
  Cost of mutual fund shares sold ...............       (137,841)        (22,796)             (3)            (69)
                                                       ---------         -------              --            ----
    Realized gain (loss) on investments .........        (17,986)         (1,769)             --              (4)
  Change in unrealized gain (loss)
    on investments ..............................       (139,577)         12,788              83            (372)
                                                       ---------         -------              --            ----
    Net gain (loss) on investments ..............       (157,563)         11,019              83            (376)
                                                       ---------         -------              --            ----
  Reinvested capital gains ......................             --              --              --              --
                                                       ---------         -------              --            ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $(163,040)          8,540              84            (296)
                                                       =========         =======              ==            ====


                                                            PrInt       NBEFGuard        NBEFPart        NBETGen
                                                            -----       ---------        --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             --          19,168              --              --
  Mortality and expense risk charges (note 2) ...           (400)        (37,710)        (43,036)        (15,472)
                                                         -------        --------        --------        --------
    Net investment activity .....................           (400)        (18,542)        (43,036)        (15,472)
                                                         -------        --------        --------        --------

  Proceeds from mutual funds shares sold ........         54,762         440,983         323,103         452,745
  Cost of mutual fund shares sold ...............        (60,488)       (741,256)       (378,337)       (321,348)
                                                         -------        --------        --------        --------
    Realized gain (loss) on investments .........         (5,726)       (300,273)        (55,234)        131,397
  Change in unrealized gain (loss)
    on investments ..............................         (2,928)        352,041          10,141          76,012
                                                         -------        --------        --------        --------
    Net gain (loss) on investments ..............         (8,654)         51,768         (45,093)        207,409
                                                         -------        --------        --------        --------
  Reinvested capital gains ......................             --              --              --              --
                                                         -------        --------        --------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (9,054)         33,226         (88,129)        191,937
                                                         =======        ========        ========        ========



                                                        NBETGuard          NBETPart        NBIFLtdMat       OppCapApA
                                                        ---------          --------        ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      401               --           24,191               --
  Mortality and expense risk charges (note 2) ...            (539)            (483)          (5,059)            (345)
                                                       ----------          -------          -------          -------
    Net investment activity .....................            (138)            (483)          19,132             (345)
                                                       ----------          -------          -------          -------

  Proceeds from mutual funds shares sold ........          10,156           19,071           90,939           23,623
  Cost of mutual fund shares sold ...............         (12,795)         (20,911)         (93,185)         (26,054)
                                                       ----------          -------          -------          -------
    Realized gain (loss) on investments .........          (2,639)          (1,840)          (2,246)          (2,431)
  Change in unrealized gain (loss)
    on investments ..............................             848            2,652           10,954           (2,368)
                                                       ----------          -------          -------          -------
    Net gain (loss) on investments ..............          (1,791)             812            8,708           (4,799)
                                                       ----------          -------          -------          -------
  Reinvested capital gains ......................              --               --               --               --
                                                       ----------          -------          -------          -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $   (1,929)             329           27,840           (5,144)
                                                       ==========          =======          =======          =======


                                                         OppGlob            OPStrInc       PhxBalFd         PimTotRet
                                                         -------            --------       --------         ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --              872           12,416            6,494
  Mortality and expense risk charges (note 2) ...         (94,631)            (109)          (5,979)          (1,339)
                                                       ----------           ------          -------          -------
    Net investment activity .....................         (94,631)             763            6,437            5,155
                                                       ----------           ------          -------          -------

  Proceeds from mutual funds shares sold ........       1,217,172              124           87,411           17,439
  Cost of mutual fund shares sold ...............      (1,099,658)            (128)         (92,772)         (17,401)
                                                       ----------           ------          -------          -------
    Realized gain (loss) on investments .........         117,514               (4)          (5,361)              38
  Change in unrealized gain (loss)
    on investments ..............................      (1,456,919)          (1,347)           9,666           (6,634)
                                                       ----------           ------          -------          -------
    Net gain (loss) on investments ..............      (1,339,405)          (1,351)           4,305           (6,596)
                                                       ----------           ------          -------          -------
  Reinvested capital gains ......................              --               --               --               --
                                                       ----------           ------          -------          -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (1,434,036)            (588)          10,742           (1,441)
                                                       ==========           ======          =======          =======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                     StComStk       StrMidCap    StrGInc     StLCap      TemForFd       Dry3dCen
                                                     --------       ---------    -------     ------      --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --          --          --            --            --            --
  Mortality and expense risk charges (note 2) ...      (16,029)        (18)        (14)      (28,319)      (35,576)      (14,011)
                                                    ----------      ------        ----    ----------    ----------      --------
    Net investment activity .....................      (16,029)        (18)        (14)      (28,319)      (35,576)      (14,011)
                                                    ----------      ------        ----    ----------    ----------      --------

  Proceeds from mutual funds shares sold ........      224,958       1,791         144       388,143     9,467,338       147,963
  Cost of mutual fund shares sold ...............     (263,394)     (2,049)       (142)     (392,683)   (9,430,999)     (158,271)
                                                    ----------      ------        ----    ----------    ----------      --------
    Realized gain (loss) on investments .........      (38,436)       (258)          2        (4,540)       36,339       (10,308)
  Change in unrealized gain (loss)
    on investments ..............................       40,895         (65)       (535)   (1,345,636)     (221,295)     (355,487)
                                                    ----------      ------        ----    ----------    ----------      --------
    Net gain (loss) on investments ..............        2,459        (323)       (533)   (1,350,176)     (184,956)     (365,795)
                                                    ----------      ------        ----    ----------    ----------      --------
  Reinvested capital gains ......................           --          --          --            --            --            --
                                                    ----------      ------        ----    ----------    ----------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (13,570)       (341)       (547)   (1,378,495)     (220,532)     (379,806)
                                                    ==========      ======        ====    ==========    ==========      ========


See accompanying notes to financial statements.


================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                             Total                                   ACGroI
                                             ----------------------------------         -------------------------------
                                                  2001                 2000                2001                 2000
                                                  ----                 ----                ----                 ----
INVESTMENT ACTIVITY:
  Net investment income ...............      $    (720,228)           (965,281)            (86,351)           (124,781)
  Realized gain (loss) on investments .           (473,380)          8,627,614              80,269             657,074
  Change in unrealized gain (loss)
    on investments ....................        (34,013,099)        (13,876,264)         (2,121,026)            541,222
  Reinvested capital gains ............            449,538           1,263,429                  --                  --
                                                ----------          ----------           ----------         ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (34,757,169)         (4,950,502)         (2,127,108)          1,073,515
                                                ----------           ----------          ----------         ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         34,482,465          54,373,432             488,793             704,407
  Transfers between funds .............                 --                  --            (171,043)            978,536
  Redemptions .........................        (19,671,875)        (22,991,765)           (755,126)         (1,812,852)
  Annuity benefits ....................            (10,724)            (13,399)             (7,843)            (10,074)
  Annual contract maintenance charges
    (note 2) ..........................           (242,653)           (184,838)            (12,267)            (12,815)
  Contingent deferred sales charges
    (note 2) ..........................           (327,385)           (340,026)            (10,693)             (9,771)
  Adjustments to maintain reserves ....            (14,697)             58,534               2,667              10,143
                                               -----------         -----------          ----------          ----------
      Net equity transactions .........         14,215,131          30,901,938            (465,512)           (152,426)
                                               -----------         -----------          ----------          ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .        (20,542,038)         25,951,436          (2,592,620)            921,089
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        358,914,405         360,275,782          15,137,459          18,304,406
                                               -----------         -----------          ----------          ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..     $ 338,372,367         386,227,218          12,544,839          19,225,495
                                               ===========         ===========          ==========          ==========

CHANGES IN UNITS:
  Beginning units .....................         15,152,732          11,894,701             186,166             153,919
                                               -----------         -----------          ----------          ----------
  Units purchased .....................          5,590,419           3,604,998              29,099                 631
  Units redeemed ......................         (4,028,772)         (2,362,363)            (18,845)             (1,942)
                                               -----------         -----------          -----------         ----------
  Ending units ........................         16,714,379          13,137,336             196,420             152,608
                                               ===========         ===========          ===========         ==========
                                                            ACIncGroA                                ACIncGroI
                                                 -------------------------------         ---------------------------------
                                                   2001                   2000               2001                2000
                                                   ----                   ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ...............            (1,134)                  --             (15,421)            (22,345)
  Realized gain (loss) on investments .            (2,972)                  --              66,327             193,772
  Change in unrealized gain (loss)
    on investments ....................           (28,627)                  --            (507,090)           (626,775)
                                                   ------              -------             -------             -------
  Reinvested capital gains ............                --                   --                  --                  --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           (32,733)                  --            (456,184)           (455,348)
                                                   ------              -------             -------             -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           306,799                   --             593,168           1,538,557
  Transfers between funds .............             6,984                   --            (245,298)           (378,020)
  Redemptions .........................           (27,485)                  --            (546,384)           (541,025)
  Annuity benefits ....................                --                   --                  --                  --
  Annual contract maintenance charges
    (note 2) ..........................                --                   --              (7,233)             (5,198)
  Contingent deferred sales charges
    (note 2) ..........................              (616)                  --              (9,317)            (12,543)
  Adjustments to maintain reserves ....                 9                   --                (141)                233
                                                 --------             --------            --------            --------
      Net equity transactions .........           285,691                   --            (215,205)            602,004
                                                 --------             --------             -------            --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .           252,958                   --            (671,389)            146,656
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................           600,044                   --           9,784,698          10,981,114
                                                 --------             --------           ---------          ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..          853,002                   --           9,113,309          11,127,770
                                                 ========             ========           =========          ==========


CHANGES IN UNITS:
  Beginning units .....................            67,189                   --             539,511             534,684
                                                 --------             --------           ---------          ----------
  Units purchased .....................            37,057                   --              47,850              59,838
  Units redeemed ......................            (4,034)                  --             (60,257)            (24,094)
                                                 --------             --------           ---------          ----------
  Ending units ........................           100,212                   --             527,104             570,428
                                                 ========             ========           =========          ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                           ACIntGrA                          ACIntlGrI
                                             --------------------------------      ------------------------------
                                                 2001                  2000           2001              2000
                                                 ----                  ----           ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............      $      (724)               --           (17,598)          (18,271)
  Realized gain (loss) on investments .           (2,042)               --          (470,763)          270,080
  Change in unrealized gain (loss)
    on investments ....................          (26,285)               --          (105,361)         (481,039)
  Reinvested capital gains ............               --                --                --             4,595
                                             -----------             -----         ---------         ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (29,051)               --          (593,722)         (224,635)
                                             -----------             -----         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           50,562                --           296,914           612,797
  Transfers between funds .............             (342)               --          (207,967)          796,749
  Redemptions .........................           (2,992)               --           (92,710)          (52,562)
  Annuity benefits ....................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................               --                --            (2,409)           (1,668)
  Contingent deferred sales charges
    (note 2) ..........................             (139)               --            (2,264)             (946)
  Adjustments to maintain reserves ....             (113)               --               (47)               23
                                             -----------             -----         ---------         ---------
      Net equity transactions .........           46,976                --            (8,483)        1,354,393
                                             -----------             -----         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..          17,925                --          (602,205)        1,129,758
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          121,449                --         3,092,787         2,009,150
                                             -----------             -----         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..     $   139,374                --         2,490,582         3,138,908
                                             ===========             =====         =========         =========

CHANGES IN UNITS:

  Beginning units .....................           13,960                --           123,327            67,212
                                             -----------             -----         ---------         ---------
  Units purchased .....................            6,394                --            43,350           301,531
  Units redeemed ......................             (494)               --           (43,496)         (148,006)
                                             -----------             -----         ---------         ---------
  Ending units ........................           19,860                --           123,181           220,737
                                             ===========             =====         =========         =========


                                                         ACSTGvtI                            ACUltraI
                                               -----------------------------      -----------------------------
                                                  2001              2000             2001              2000
                                                  ----              ----             ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............           38,921            46,457          (165,103)         (199,101)
  Realized gain (loss) on investments .           (6,272)           (6,630)          (35,621)          650,133
  Change in unrealized gain (loss)
    on investments ....................           26,150             1,914        (2,502,817)       (1,835,361)
  Reinvested capital gains ............               --                --                --                --
                                              ----------         ---------        ----------        ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           58,799            41,741        (2,703,541)       (1,384,329)
                                              ----------         ---------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          322,087            42,508         2,081,518         4,088,059
  Transfers between funds .............          (17,922)            6,147          (572,570)         (105,109)
  Redemptions .........................       (1,039,441)          (98,243)       (1,203,854)       (1,758,569)
  Annuity benefits ....................               --               310                --                --
  Annual contract maintenance charges
    (note 2) ..........................           (1,086)             (921)          (16,230)          (13,611)
  Contingent deferred sales charges
    (note 2) ..........................          (27,722)           (1,265)          (21,410)          (30,764)
  Adjustments to maintain reserves ....             (123)              454              (442)              669
                                              ----------         ---------        ----------        ----------
      Net equity transactions .........         (764,207)          (51,010)          267,012         2,180,675
                                              ----------         ---------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..        (705,408)           (9,269)       (2,436,529)          796,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        2,598,444         2,030,888        27,643,558        29,824,155
                                              ----------         ---------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..       1,893,036         2,021,619        25,207,029        30,620,501
                                              ==========         =========        ==========        ==========


CHANGES IN UNITS:
  Beginning units .....................          110,313            87,493         1,260,446           958,510
                                              ----------         ---------        ----------        ----------
  Units purchased .....................           38,065               741           178,991           162,647
  Units redeemed ......................          (53,100)           (2,979)         (124,737)          (88,499)
                                              ----------         ---------        ----------        ----------
  Ending units ........................           95,278            85,255         1,314,700         1,032,658
                                              ==========         =========        ==========        ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                         CSWPEmGro                          CSWPGIFixI
                                             ------------------------------         -----------------------------
                                                 2001              2000                2001             2000
                                                 ----              ----                ----             ----
INVESTMENT ACTIVITY:
  Net investment income ...............      $   (32,905)          (43,798)              650             1,785
  Realized gain (loss) on investments .         (170,848)          258,861            (2,352)             (890)
  Change in unrealized gain (loss)
    on investments ....................       (1,059,253)         (112,360)            4,453              (151)
  Reinvested capital gains ............               --                --                --                --
                                             -----------         ---------           -------           -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (1,263,006)          102,703             2,751               744
                                             -----------         ---------           -------           -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          266,708           551,188            12,330            11,274
  Transfers between funds .............          (79,889)          942,887            17,433           (10,829)
  Redemptions .........................         (343,921)         (295,460)           (6,380)               (8)
  Annuity benefits ....................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................           (3,260)           (2,980)             (155)              (90)
  Contingent deferred sales charges
    (note 2) ..........................           (3,880)           (5,391)              (81)               --
  Adjustments to maintain reserves ....           (1,793)               94                84                22
                                             -----------         ---------           -------           -------
      Net equity transactions .........         (166,035)        1,190,338            23,231               369
                                             -----------         ---------           -------           -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (1,429,041)        1,293,041            25,982             1,113
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        6,092,533         5,968,882           168,162            57,203
                                             -----------         ---------           -------           -------
CONTRACT OWNERS' EQUITY END OF PERIOD ..     $ 4,663,492         7,261,923           194,144            58,316
                                             ===========         =========           =======           =======


CHANGES IN UNITS:
  Beginning units .....................          339,409           288,739            15,052             5,420
                                             -----------         ---------           -------           -------
  Units purchased .....................           32,627            94,563             9,673                32
  Units redeemed ......................          (44,696)          (43,027)           (7,621)               (1)
                                             -----------         ---------           -------           -------
  Ending units ........................          327,340           340,275            17,104             5,451
                                             ===========         =========           =======           =======



                                                          DeHYBd                              DryABds
                                                ---------------------------         ---------------------------
                                                  2001              2000              2001              2000
                                                  ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............           37,263            51,459            49,090            36,127
  Realized gain (loss) on investments .         (161,535)          (13,169)          (12,233)          (32,642)
  Change in unrealized gain (loss)
    on investments ....................           86,979          (132,319)           37,971            57,932
  Reinvested capital gains ............               --                --                --                --
                                                --------         ---------         ---------         ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (37,293)          (94,029)           74,828            61,417
                                                --------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           28,316            11,443           238,899           207,445
  Transfers between funds .............         (131,911)           (8,543)          239,691          (185,117)
  Redemptions .........................          (50,686)          (35,122)          (98,738)         (105,093)
  Annuity benefits ....................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................             (289)             (282)             (941)             (627)
  Contingent deferred sales charges
    (note 2) ..........................             (766)             (367)           (1,648)           (1,767)
  Adjustments to maintain reserves ....           (6,045)              286                 7                57
                                                --------         ---------         ---------         ---------
      Net equity transactions .........         (161,381)          (32,585)          377,270           (85,102)
                                                --------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..        (198,674)         (126,614)          452,098           (23,685)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          639,794         1,133,963         2,070,621         1,933,180
                                                --------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..         441,120         1,007,349         2,522,719         1,909,495
                                                ========         =========         =========         =========


CHANGES IN UNITS:
  Beginning units .....................           57,457            79,605           157,768           160,276
                                                --------         ---------         ---------         ---------
  Units purchased .....................            3,628               619            43,296             5,139
  Units redeemed ......................          (17,505)           (2,980)          (15,202)          (12,328)
                                                --------         ---------         ---------         ---------
  Ending units ........................           43,580            77,244           185,862           153,087
                                                ========         =========         =========         =========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                           DryApp                              DryBal
                                             -------------------------------       -----------------------------
                                                 2001               2000              2001              2000
                                                 ----               ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............      $   (17,158)          (13,672)            7,414             2,264
  Realized gain (loss) on investments .          (11,350)           73,628           (10,568)             (844)
  Change in unrealized gain (loss)
    on investments ....................         (215,413)          (28,345)           (3,745)           (1,291)
  Reinvested capital gains ............               --            17,750                --                --
                                             -----------         ---------         ---------           -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (243,921)           49,361            (6,899)              129
                                             -----------         ---------         ---------           -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          482,413           271,824           264,501           127,842
  Transfers between funds .............           86,090          (399,965)          245,577             2,639
  Redemptions .........................         (108,604)          (49,909)          (75,960)          (11,289)
  Annuity benefits ....................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................           (1,849)           (1,339)             (642)             (296)
  Contingent deferred sales charges
    (note 2) ..........................           (2,692)           (1,007)           (1,051)             (468)
  Adjustments to maintain reserves ....              769             1,302               398               246
                                             -----------         ---------         ---------           -------
      Net equity transactions .........          456,127          (179,094)          432,823           118,674
                                             -----------         ---------         ---------           -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          212,206          (129,733)          425,924           118,803
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        2,880,685         2,157,476         1,125,660           347,446
                                             -----------         ---------         ---------           -------
CONTRACT OWNERS' EQUITY END OF PERIOD .      $ 3,092,891         2,027,743         1,551,584           466,249
                                             ===========         =========         =========           =======


CHANGES IN UNITS:
  Beginning units .....................          225,503           156,211           101,028            29,698
                                             -----------         ---------         ---------           -------
  Units purchased .....................           63,793             8,209            52,810            19,150
  Units redeemed ......................          (18,928)          (21,795)          (13,725)           (9,178)
                                             -----------         ---------         ---------           -------
  Ending units ........................          270,368           142,625           140,113            39,670
                                             ===========         =========         =========           =======


                                                            DryELead                       Dry500Ix
                                                ------------------------------  ---------------------------------
                                                   2001                2000         2001              2000
                                                   ----                ----         ----              ----
INVESTMENT ACTIVITY:
  Net investment income ...............             (444)               --         (146,629)         (151,797)
  Realized gain (loss) on investments .              (13)               --          181,716         1,039,608
  Change in unrealized gain (loss)
    on investments ....................           (3,223)               --       (1,841,181)       (1,193,492)
  Reinvested capital gains ............               --                --               --                --
                                                  ------              ----       ----------        ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           (3,680)               --       (1,806,094)         (305,681)
                                                  ------              ----       ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................            1,908                --        1,667,458         3,778,644
  Transfers between funds .............            3,643                --          992,707          (601,153)
  Redemptions .........................             (665)               --         (935,859)       (2,165,183)
  Annuity benefits ....................               --                --               --                --
  Annual contract maintenance charges
    (note 2) ..........................               --                --          (21,902)          (15,987)
  Contingent deferred sales charges
    (note 2) ..........................               --                --          (15,301)          (45,337)
  Adjustments to maintain reserves ....               (6)               --             (264)              549
                                                  ------              ----       ----------        ----------
      Net equity transactions .........            4,880                --        1,686,839           951,533
                                                  ------              ----       ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .            1,200                --         (119,255)          645,852
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................           76,996                --       22,925,025        23,813,192
                                                  ------              ----       ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .           78,196                --       22,805,770        24,459,044
                                                  ======              ====       ==========        ==========


CHANGES IN UNITS:
  Beginning units .....................            7,486                --          746,793           692,394
                                                  ------              ----       ----------        ----------
  Units purchased .....................              552                --          133,581            39,103
  Units redeemed ......................              (66)               --          (76,633)          (10,476)
                                                  ------              ----       ----------        ----------
  Ending units ........................            7,972                --          803,741           721,021
                                                  ======              ====       ==========        ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                           EvInc                              FedEqInF
                                             --------------------------------       ---------------------------
                                                 2001               2000               2001            2000
                                                 ----               ----               ----            ----
INVESTMENT ACTIVITY:
  Net investment income ...............      $    10,779            24,091                21            --
  Realized gain (loss) on investments .           (4,677)           20,148               (10)           --
  Change in unrealized gain (loss)
    on investments ....................          (22,047)         (100,953)           (2,553)           --
  Reinvested capital gains ............               --                --                --            --
                                             -----------         ---------            ------         -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (15,945)          (56,714)           (2,542)           --
                                             -----------         ---------            ------         -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           39,781            39,317            29,052            --
  Transfers between funds .............           21,194           (47,299)               --            --
  Redemptions .........................         (541,554)          (28,824)             (190)           --
  Annuity benefits ....................               --                --                --            --
  Annual contract maintenance charges
    (note 2) ..........................             (639)             (364)               --            --
  Contingent deferred sales charges
    (note 2) ..........................          (12,638)              (83)               --            --
  Adjustments to maintain reserves ....             (289)               11               (13)           --
                                             -----------         ---------            ------         -----
      Net equity transactions .........         (494,145)          (37,242)           28,849            --
                                             -----------         ---------            ------         -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .         (510,090)          (93,956)           26,307            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        1,440,452         1,418,098                --            --
                                             -----------         ---------            ------         -----
CONTRACT OWNERS' EQUITY END OF PERIOD .      $   930,362         1,324,142            26,307            --
                                             ===========         =========            ======         =====


CHANGES IN UNITS:
  Beginning units .....................           69,614            72,494                --            --
                                             -----------         ---------            ------         -----
  Units purchased .....................            5,255             1,024             3,330            --
  Units redeemed ......................          (29,832)           (3,007)              (25)           --
                                             -----------         ---------            ------         -----
  Ending units ........................           45,037            70,511             3,305            --
                                             ===========         =========            ======         =====

                                                          FedHiYld                           FedIntInc
                                                -----------------------------        --------------------------
                                                   2001              2000               2001           2000
                                                   ----              ----               ----           ----
INVESTMENT ACTIVITY:
  Net investment income ...............           30,950            23,946               271            --
  Realized gain (loss) on investments .          (14,452)          (28,057)               --            --
  Change in unrealized gain (loss)
    on investments ....................          (33,883)           (7,436)             (204)           --
  Reinvested capital gains ............               --                --                --            --
                                                 -------           -------            ------         -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (17,385)          (11,547)               67            --
                                                 -------           -------            ------         -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           79,698           174,691            66,451            --
  Transfers between funds .............          111,464           (67,729)               --            --
  Redemptions .........................          (32,749)          (11,951)               --            --
  Annuity benefits ....................               --                --                --            --
  Annual contract maintenance charges
    (note 2) ..........................             (378)             (170)               --            --
  Contingent deferred sales charges
    (note 2) ..........................             (138)             (130)               --            --
  Adjustments to maintain reserves ....               38               231                --            --
                                                 -------           -------            ------         -----
      Net equity transactions .........          157,935            94,942            66,451            --
                                                 -------           -------            ------         -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .          140,550            83,395            66,518            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          508,656           498,493                --            --
                                                 -------           -------            ------         -----
CONTRACT OWNERS' EQUITY END OF PERIOD .          649,206           581,888            66,518            --
                                                 =======           =======            ======         =====


CHANGES IN UNITS:
  Beginning units .....................           56,361            49,637                --            --
                                                 -------           -------            ------         -----
  Units purchased .....................           25,715            21,321             6,213            --
  Units redeemed ......................           (9,468)          (11,596)               --            --
                                                 -------           -------            ------         -----
  Ending units ........................           72,608            59,362             6,213            --
                                                 =======           =======            ======         =====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          FedBdFd                            FABalA
                                             -------------------------------       --------------------------
                                                 2001               2000              2001           2000
                                                 ----               ----              ----           ----
INVESTMENT ACTIVITY:
  Net investment income ...............      $    57,129            52,103             3,900          --
  Realized gain (loss) on investments .          (10,880)          (20,547)           (2,695)         --
  Change in unrealized gain (loss)
    on investments ....................             (811)          (20,833)          (10,061)         --
  Reinvested capital gains ............               --                --                --          --
                                             -----------         ---------           -------       -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           45,438            10,723            (8,856)         --
                                             -----------         ---------           -------       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          210,892           167,218           284,603          --
  Transfers between funds .............          217,525           (75,873)               --          --
  Redemptions .........................         (183,125)          (50,129)          (17,662)         --
  Annuity benefits ....................               --                --                --          --
  Annual contract maintenance charges
    (note 2) ..........................             (615)             (466)               --          --
  Contingent deferred sales charges
    (note 2) ..........................             (468)           (1,056)              (31)         --
  Adjustments to maintain reserves ....             (109)              107               (23)         --
                                             -----------         ---------           -------       -----
      Net equity transactions .........          244,100            39,801           266,887          --
                                             -----------         ---------           -------       -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .          289,538            50,524           258,031          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        1,466,071         1,549,200           271,045          --
                                             -----------         ---------           -------       -----
CONTRACT OWNERS' EQUITY END OF PERIOD .      $ 1,755,609         1,599,724           529,076          --
                                             ===========         =========           =======       =====


CHANGES IN UNITS:
  Beginning units .....................          129,296           139,182            28,452          --
                                             -----------         ---------           -------       -----
  Units purchased .....................           54,252             5,287            30,072          --
  Units redeemed ......................          (32,789)           (1,303)           (1,914)         --
                                             -----------         ---------           -------       -----
  Ending units ........................          150,759           143,166            56,610          --
                                             ===========         =========           =======       =====


                                                            FABal                            FAEGroA
                                                -----------------------------        ------------------------
                                                   2001              2000               2001         2000
                                                   ----              ----               ----         ----
INVESTMENT ACTIVITY:
  Net investment income ...............            7,667             6,414               (37)         --
  Realized gain (loss) on investments .           (8,299)          (19,912)               (4)         --
  Change in unrealized gain (loss)
    on investments ....................          (21,018)           (7,628)              111          --
  Reinvested capital gains ............               --             3,657                --          --
                                               ---------         ---------            ------       -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (21,650)          (17,469)               70          --
                                               ---------         ---------            ------       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          167,720           244,887             6,779          --
  Transfers between funds .............           57,180          (377,444)            7,411          --
  Redemptions .........................          (24,040)          (13,261)               --          --
  Annuity benefits ....................               --                --                --          --
  Annual contract maintenance charges
    (note 2) ..........................           (1,112)             (916)               --          --
  Contingent deferred sales charges
    (note 2) ..........................             (563)             (296)               --          --
  Adjustments to maintain reserves ....               (8)               22                (3)         --
                                               ---------         ---------            ------       -----
      Net equity transactions .........          199,177          (147,008)           14,187          --
                                               ---------         ---------            ------       -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .          177,527          (164,477)           14,257          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        1,147,302         1,330,505                --          --
                                               ---------         ---------            ------       -----
CONTRACT OWNERS' EQUITY END OF PERIOD .        1,324,829         1,166,028            14,257          --
                                               =========         =========            ======       =====


CHANGES IN UNITS:
  Beginning units .....................           79,760            86,087                --          --
                                               ---------         ---------            ------       -----
  Units purchased .....................           18,269             6,085             1,809          --
  Units redeemed ......................           (3,983)          (15,794)               --          --
                                               ---------         ---------            ------       -----
  Ending units ........................           94,046            76,378             1,809          --
                                               =========         =========            ======       =====

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    FAEqIncA                   FAEqInc                    FAGrOppA
                                          ------------------------   ------------------------    ------------------------
                                              2001          2000         2001         2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $      (84)         --         (7,146)       (1,018)         (958)         --
  Realized gain (loss) on investments ..      (1,068)         --        (16,955)        1,555        (2,246)         --
  Change in unrealized gain (loss)
    on investments .....................      (5,094)         --        (26,618)     (107,996)      (14,812)         --
  Reinvested capital gains .............       6,443          --         51,841           783           141          --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................         197          --          1,122      (106,676)      (17,875)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     266,208          --        146,477       145,081        59,136          --
  Transfers between funds ..............      11,346          --        175,379      (121,894)        5,660          --
  Redemptions ..........................     (16,246)         --        (98,096)      (52,204)       (4,829)         --
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................        --            --         (2,156)       (1,437)         --            --
  Contingent deferred sales charges
    (note 2) ...........................        (123)         --         (1,744)       (1,103)         (140)         --
  Adjustments to maintain reserves .....          (9)         --             (7)           23            (3)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     261,176          --        219,853       (31,534)       59,824          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     261,373          --        220,975      (138,210)       41,949          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     254,454          --      2,070,885     2,045,287       159,487          --
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $  515,827          --      2,291,860     1,907,077       201,436          --
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................      22,823          --        114,461       122,013        18,842          --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      24,791          --         24,472         1,774         8,148          --
  Units redeemed .......................      (1,526)         --        (12,549)       (3,903)         (667)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................      46,088          --        126,384       119,884        26,323          --
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                       FAGrOpp
                                             ------------------------
                                                 2001         2000
                                             ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................        (39,923)      (56,136)
  Realized gain (loss) on investments ..       (308,369)      215,378
  Change in unrealized gain (loss)
    on investments .....................       (310,213)     (638,649)
  Reinvested capital gains .............          6,000        17,925
                                             ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       (652,505)     (461,482)
                                             ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................        586,562     1,532,104
  Transfers between funds ..............       (398,546)     (907,419)
  Redemptions ..........................       (341,711)     (583,792)
  Annuity benefits .....................           --            --
  Annual contract maintenance charges
    (note 2) ...........................         (5,681)       (5,315)
  Contingent deferred sales charges
    (note 2) ...........................         (3,707)      (10,495)
  Adjustments to maintain reserves .....            (92)          123
                                             ----------    ----------
      Net equity transactions ..........       (163,175)       25,206
                                             ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..       (815,680)     (436,276)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      6,835,757     9,331,374
                                             ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..      6,020,077     8,895,098
                                             ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................        443,491       488,519
                                             ----------    ----------
  Units purchased ......................         57,358         2,164
  Units redeemed .......................        (68,161)          (58)
                                             ----------    ----------
  Ending units .........................        432,688       490,625
                                             ==========    ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    FAHiYld                    FAOvA                     FidAsMgr
                                          ------------------------   ------------------------    ------------------------
                                             2001           2000         2001        2000           2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $   90,282       107,023          (28)         --          57,317        51,823
  Realized gain (loss) on investments ..    (184,900)      (45,545)           1          --         (19,654)       69,462
  Change in unrealized gain (loss)
    on investments .....................      49,785      (200,888)        (266)         --        (235,999)       60,229
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................     (44,833)     (139,410)        (293)         --        (198,336)      181,514
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     235,492       605,331       13,354          --         233,325       479,134
  Transfers between funds ..............      15,424       (40,695)        --            --          (1,333)     (273,050)
  Redemptions ..........................    (195,936)      (45,863)        --            --        (314,767)     (216,311)
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................      (1,389)       (1,238)        --            --          (2,713)       (2,255)
  Contingent deferred sales charges
    (note 2) ...........................      (1,772)         (977)        --            --          (5,963)       (2,398)
  Adjustments to maintain reserves .....        (570)          134         --            --             (43)          117
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........      51,249       516,692       13,354          --         (91,494)      (14,763)
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..       6,416       377,282       13,061          --        (289,830)      166,751
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................   2,521,450     2,940,818         --            --       5,848,009     5,605,426
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $2,527,866     3,318,100       13,061          --       5,558,179     5,772,177
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................     215,514       219,180         --            --         299,977       290,579
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      81,611       282,301        1,607          --          22,309           667
  Units redeemed .......................     (76,391)     (241,934)        --            --         (27,545)       (1,348)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................     220,734       259,547        1,607          --         294,741       289,898
                                          ==========    ==========   ==========    ==========    ==========    ==========



                                                    FidCapInc
                                            ------------------------
                                               2001           2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................        22,605        31,963
  Realized gain (loss) on investments ..        (8,054)       (8,876)
  Change in unrealized gain (loss)
    on investments .....................       (26,153)      (32,038)
  Reinvested capital gains .............          --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       (11,602)       (8,951)
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................          --            --
  Transfers between funds ..............          --          (1,317)
  Redemptions ..........................       (24,514)     (104,374)
  Annuity benefits .....................          (383)            6
  Annual contract maintenance charges
    (note 2) ...........................          (917)       (1,075)
  Contingent deferred sales charges
    (note 2) ...........................          (120)         (102)
  Adjustments to maintain reserves .....          (644)          325
                                            ----------    ----------
      Net equity transactions ..........       (26,578)     (106,537)
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..       (38,180)     (115,488)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................       742,571       973,878
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..       704,391       858,390
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................        15,364        17,840
                                            ----------    ----------
  Units purchased ......................          --            --
  Units redeemed .......................          (531)       (1,977)
                                            ----------    ----------
  Ending units .........................        14,833        15,863
                                            ==========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   FidEqInc                   FidMgln                    FidPurtn
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000         2001          2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $   13,509        23,051     (187,830)     (238,712)      112,956       107,291
  Realized gain (loss) on investments ..     378,877       974,131      568,544       900,744        (3,228)      271,836
  Change in unrealized gain (loss)
    on investments .....................    (679,072)   (1,889,205)  (3,174,055)   (1,415,476)     (172,404)     (448,289)
  Reinvested capital gains .............      66,503       354,217      249,290       840,869          --            --
                                         -----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................    (220,183)     (537,806)  (2,544,051)       87,425       (62,676)      (69,162)
                                         -----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     388,475       458,946    1,734,107     5,626,485       472,788     1,175,078
  Transfers between funds ..............     187,319    (1,117,694)     (60,062)   (1,341,022)      103,387    (2,084,621)
  Redemptions ..........................  (1,066,102)   (1,795,932)  (1,588,918)   (1,786,370)     (608,001)     (892,800)
  Annuity benefits .....................      (1,694)       (2,324)        --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................     (10,986)      (10,896)     (20,861)      (15,144)       (5,788)       (4,795)
  Contingent deferred sales charges
    (note 2) ...........................      (8,589)       (5,570)     (27,452)      (30,044)       (8,994)       (9,985)
  Adjustments to maintain reserves .....         128            89         (383)          764           (26)          211
                                         -----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........    (511,449)   (2,473,381)      36,431     2,454,669       (46,634)   (1,816,912)
                                         -----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    (731,632)   (3,011,187)  (2,507,620)    2,542,094      (109,310)   (1,886,074)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................  13,097,791    16,135,005   37,387,941    38,844,976    13,425,361    14,723,211
                                         -----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .. $12,366,159   13,123,818   34,880,321    41,387,070    13,316,051    12,837,137
                                         ===========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................     146,711       193,545    1,161,915     1,080,953       546,155       637,179
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      17,159         4,904       87,227       126,271        37,758        31,895
  Units redeemed .......................     (22,945)      (36,038)     (86,860)      (56,085)      (39,723)     (112,712)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................     140,925       162,411    1,162,282     1,151,139       544,190       556,362
                                          ==========    ==========   ==========    ==========    ==========    ==========



                                                     FidVIPHI
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................         9,414         6,385
  Realized gain (loss) on investments ..          (197)           15
  Change in unrealized gain (loss)
    on investments .....................       (15,562)      (12,218)
  Reinvested capital gains .............          --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................        (6,345)       (5,818)
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................          --            --
  Transfers between funds ..............          --            --
  Redemptions ..........................          --            --
  Annuity benefits .....................          --            --
  Annual contract maintenance charges
    (note 2) ...........................           (21)          (25)
  Contingent deferred sales charges
    (note 2) ...........................          --            --
  Adjustments to maintain reserves .....             8             9
                                            ----------    ----------
      Net equity transactions ..........           (13)          (16)
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..        (6,358)       (5,834)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................        81,470       106,516
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..        75,112       100,682
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................         4,173         4,175
                                            ----------    ----------
  Units purchased ......................          --            --
  Units redeemed .......................            (1)           (1)
                                            ----------    ----------
  Ending units .........................         4,172         4,174
                                            ==========    ==========


                                                                     (Continued)
                                       23

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   FranMutSer                FrSmCapGr                    FrBSInv
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000         2001          2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $   (4,250)        5,089       (2,591)           (5)         --            --
  Realized gain (loss) on investments ..      (6,396)          182      (19,077)         --               1          --
  Change in unrealized gain (loss)
    on investments .....................      73,081       (30,729)     (50,452)          316         2,097          --
  Reinvested capital gains .............      69,320        23,633         --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................     131,755        (1,825)     (72,120)          311         2,098          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     442,406       123,282      244,119        12,188        13,581          --
  Transfers between funds ..............     512,059           534      (32,815)         --           8,276          --
  Redemptions ..........................     (45,807)       (1,214)     (26,238)         --            --            --
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................        (661)         (230)        --            --            --            --
  Contingent deferred sales charges
    (note 2) ...........................        (420)         --           --            --            --            --
  Adjustments to maintain reserves .....     (24,404)          207          (18)         --              (2)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     883,173       122,579      185,048        12,188        21,855          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..   1,014,928       120,754      112,928        12,499        23,953          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     601,902       290,896      441,355          --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $1,616,830       411,650      554,283        12,499        23,953          --
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................      48,763        26,055       51,710          --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      93,726        21,595       33,592         2,364         1,962          --
  Units redeemed .......................     (21,471)      (10,745)      (8,601)       (1,182)         --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................     121,018        36,905       76,701         1,182         1,962          --
                                          ==========    ==========   ==========    ==========    ==========    ==========



                                                      InvDynam
                                             ------------------------
                                                2001           2000
                                             ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................        (67,807)      (44,715)
  Realized gain (loss) on investments ..       (322,782)      563,020
  Change in unrealized gain (loss)
    on investments .....................     (2,174,869)      (25,522)
  Reinvested capital gains .............           --            --
                                             ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................     (2,565,458)      492,783
                                             ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      1,429,545     2,259,224
  Transfers between funds ..............       (207,165)    3,294,346
  Redemptions ..........................       (383,192)     (430,244)
  Annuity benefits .....................           --            --
  Annual contract maintenance charges
    (note 2) ...........................         (5,734)       (1,225)
  Contingent deferred sales charges
    (note 2) ...........................        (13,424)       (6,727)
  Adjustments to maintain reserves .....          1,562         4,626
                                             ----------    ----------
      Net equity transactions ..........        821,592     5,120,000
                                             ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     (1,743,866)    5,612,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     11,510,996     3,543,551
                                             ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..      9,767,130     9,156,334
                                             ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................        769,129       198,949
                                             ----------    ----------
  Units purchased ......................        252,693       510,516
  Units redeemed .......................       (151,444)     (245,739)
                                             ----------    ----------
  Ending units .........................        870,378       463,726
                                             ==========    ==========


NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                  InvSmCoGr                    InvTotRet                  JanBal
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000          2001         2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $   (1,670)           (7)         204          --             695          --
  Realized gain (loss) on investments ..      (5,815)         --         (1,058)         --            (697)         --
  Change in unrealized gain (loss)
    on investments .....................     (23,766)        2,078           75          --          (1,964)         --
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................     (31,251)        2,071         (779)         --          (1,966)         --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     133,804        11,125       65,014          --         132,791          --
  Transfers between funds ..............      12,035          --         (4,719)         --          11,160          --
  Redemptions ..........................      (8,406)         --         (8,436)         --          (3,193)         --
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................        --            --           --            --            --            --
  Contingent deferred sales charges
    (note 2) ...........................         (29)         --           --            --            (198)         --
  Adjustments to maintain reserves .....        (186)         (898)         (16)         --              (8)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     137,218        10,227       51,843          --         140,552          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     105,967        12,298       51,064          --         138,586          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     242,305          --        124,767          --           3,424          --
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $  348,272        12,298      175,831          --         142,010          --
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................      27,459          --         12,697          --             350          --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      18,391         2,264        6,764          --          17,882          --
  Units redeemed .......................      (1,243)       (1,132)      (1,562)         --          (3,091)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................      44,607         1,132       17,899          --          15,141          --
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                    JanIntl
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................           (52)         --
  Realized gain (loss) on investments ..            (5)         --
  Change in unrealized gain (loss)
    on investments .....................        (1,275)         --
  Reinvested capital gains .............          --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................        (1,332)         --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................        14,936          --
  Transfers between funds ..............          --            --
  Redemptions ..........................          --            --
  Annuity benefits .....................          --            --
  Annual contract maintenance charges
    (note 2) ...........................          --            --
  Contingent deferred sales charges
    (note 2) ...........................          --            --
  Adjustments to maintain reserves .....            (2)         --
                                            ----------    ----------
      Net equity transactions ..........        14,934          --
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..        13,602          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................          --            --
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..        13,602          --
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................          --            --
                                            ----------    ----------
  Units purchased ......................         1,810          --
  Units redeemed .......................          --            --
                                            ----------    ----------
  Ending units .........................         1,810          --
                                            ==========    ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   JanWorld                   JanFund                      Jan20Fd
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000          2001         2000           2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $   (3,510)         --       (125,644)     (136,864)     (252,844)     (366,310)
  Realized gain (loss) on investments ..     (32,909)         --        (10,235)      795,401       265,912     1,354,765
  Change in unrealized gain (loss)
    on investments .....................     (56,279)         --     (2,706,943)     (285,666)   (9,060,881)   (5,799,051)
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................     (92,698)         --     (2,842,822)      372,871    (9,047,813)   (4,810,596)
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     476,837          --      2,484,375     3,813,448     4,322,604    10,457,668
  Transfers between funds ..............     (44,379)         --       (915,719)    2,613,669      (945,379)    1,391,232
  Redemptions ..........................     (47,104)         --       (834,240)   (1,038,860)   (1,465,894)   (2,093,700)
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................        --            --        (15,398)       (9,150)      (37,631)      (27,945)
  Contingent deferred sales charges
    (note 2) ...........................        --            --        (16,532)      (18,244)      (24,684)      (44,497)
  Adjustments to maintain reserves......         (27)         --           (477)          445        (1,003)          984
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     385,327          --        702,009     5,361,308     1,848,013     9,683,742
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     292,629          --     (2,140,813)    5,734,179    (7,199,800)    4,873,146
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     468,310          --     20,444,762    17,368,953    43,844,729    52,422,689
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $  760,939          --     18,303,949    23,103,132    36,644,929    57,295,835
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................    53,005          --        913,186       595,937     1,487,416       995,837
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ........................    62,579          --        233,267       339,561       346,682       358,544
  Units redeemed .........................   (16,790)         --       (134,894)     (157,085)     (149,409)     (164,719)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units ...........................    98,794          --      1,011,559       778,413     1,684,689     1,189,662
                                          ==========    ==========   ==========    ==========    ==========    ==========


                                                    JanWrldwde
                                            ------------------------
                                               2001           2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................    (131,785)     (154,396)
  Realized gain (loss) on investments ....     356,759       578,189
  Change in unrealized gain (loss)
    on investments .......................  (3,472,209)     (288,344)
  Reinvested capital gains ...............        --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................  (3,247,235)      135,449
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   1,908,661     4,259,877
  Transfers between funds ................    (832,690)    3,306,460
  Redemptions ............................  (1,001,706)     (880,179)
  Annuity benefits .......................        --            --
  Annual contract maintenance charges
    (note 2) .............................     (15,457)      (10,187)
  Contingent deferred sales charges
    (note 2) .............................     (19,540)      (14,341)
  Adjustments to maintain reserves .......        (349)          429
                                            ----------    ----------
      Net equity transactions ............      38,919     6,662,059
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....  (3,208,316)    6,797,508
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................  22,278,531    19,032,832
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  19,070,215    25,830,340
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................   1,166,203       769,694
                                            ----------    ----------
  Units purchased ........................     122,773       492,988
  Units redeemed .........................    (126,020)     (232,945)
                                            ----------    ----------
  Ending units ...........................   1,162,956     1,029,737
                                            ==========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   LazSmCap                   MFSWGvt                     NWBdFd
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000          2001         2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $   (4,090)       (1,469)      (2,673)       (3,108)       30,239        40,493
  Realized gain (loss) on investments ..      25,425        (1,489)      (6,207)      (23,697)      (40,339)      (13,024)
  Change in unrealized gain (loss)
    on investments .....................      40,773        10,169        7,044        25,655        60,372          (261)
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................      62,108         7,211       (1,836)       (1,150)       50,272        27,208
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      87,799        48,220        9,986         9,982       161,170        24,108
  Transfers between funds ..............     314,825        20,835      (10,280)      (26,263)      204,624       (35,483)
  Redemptions ..........................     (23,546)       (1,306)     (51,864)      (37,872)     (527,765)     (111,782)
  Annuity benefits .....................        --            --           (554)       (1,070)         --            --
  Annual contract maintenance charges
    (note 2) ...........................        (259)          (14)        (544)         (532)       (1,068)         (772)
  Contingent deferred sales charges
    (note 2) ...........................      (1,181)          (30)        (705)         (112)      (12,368)         (657)
  Adjustments to maintain reserves .....         124           118          126          (734)         (142)         (570)
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     377,762        67,823      (53,835)      (56,601)     (175,549)     (125,156)
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     439,870        75,034      (55,671)      (57,751)     (125,277)      (97,948)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     419,751       181,986      415,263       517,994     1,475,816     1,573,323
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $  859,621       257,020      359,592       460,243     1,350,539     1,475,375
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................      35,488        17,391       11,595        14,393        33,869        37,551
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      47,511        12,644        2,062           241        21,775        65,925
  Units redeemed .......................     (15,870)       (6,263)      (3,537)       (1,788)      (16,198)       (9,274)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................      67,129        23,772       10,120        12,846        39,446        94,202
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                     NWBdIx
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................          71          --
  Realized gain (loss) on investments ....        --            --
  Change in unrealized gain (loss)
    on investments .......................         (61)         --
  Reinvested capital gains ...............        --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................          10          --
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................       5,375          --
  Transfers between funds ................        --            --
  Redemptions ............................        --            --
  Annuity benefits .......................        --            --
  Annual contract maintenance charges
    (note 2) .............................        --            --
  Contingent deferred sales charges
    (note 2) .............................        --            --
  Adjustments to maintain reserves .......        --            --
                                            ----------    ----------
      Net equity transactions ............       5,375          --
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       5,385          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --            --
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....       5,385          --


CHANGES IN UNITS:
  Beginning units ........................        --            --
                                            ----------    ----------
  Units purchased ........................         501          --
  Units redeemed .........................        --            --
                                            ----------    ----------
  Ending units ...........................         501          --
                                            ==========    ==========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   NWGroFd                     NWFund                     NWValOp
                                          ------------------------   ------------------------    ------------------------
                                              2001         2000         2001          2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $  (10,374)      (20,066)     (23,815)      (19,549)           (2)         --
  Realized gain (loss) on investments ..     (75,698)       98,866     (253,583)      193,209          --            --
  Change in unrealized gain (loss)
    on investments .....................    (313,798)     (273,546)    (311,020)        2,143            84          --
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................    (399,870)     (194,746)    (588,418)      175,803            82          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     208,537       278,482      543,952       888,148           991          --
  Transfers between funds ..............     (15,863)     (343,707)    (262,239)   (1,087,066)         --            --
  Redemptions ..........................     (32,428)     (254,822)    (273,471)     (957,287)         --            --
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................      (2,177)       (2,517)      (7,026)       (6,747)         --            --
  Contingent deferred sales charges
    (note 2) ...........................        (290)       (1,647)      (2,838)       (8,982)         --            --
  Adjustments to maintain reserves .....         (58)       (1,275)        (127)        2,398          --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     157,721      (325,486)      (1,749)   (1,169,536)          991          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    (242,149)     (520,232)    (590,167)     (993,733)        1,073          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................   1,825,984     3,549,974    6,841,529     8,556,283          --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $1,583,835     3,029,742    6,251,362     7,562,550         1,073          --
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................      26,857        26,862       67,460        69,246          --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................       9,671         1,239       11,064        30,083            94          --
  Units redeemed .......................      (1,446)       (3,902)      (7,457)      (99,329)         --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................      35,082        24,199       71,067          --              94          --
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                       NWUSGvt
                                             ------------------------
                                                2001          2000
                                             ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................   $   18,253         9,219
  Realized gain (loss) on investments ....       12,779       (14,327)
  Change in unrealized gain (loss)
    on investments .......................      (24,175)       19,160
  Reinvested capital gains ...............         --            --
                                             ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................        6,857        14,052
                                             ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................      301,959        15,027
  Transfers between funds ................      318,063       (81,496)
  Redemptions ............................      (27,614)      (21,021)
  Annuity benefits .......................         --            --
  Annual contract maintenance charges
    (note 2) .............................         (452)         (288)
  Contingent deferred sales charges
    (note 2) .............................         (225)         (631)
  Adjustments to maintain reserves .......          (52)           (1)
                                             ----------    ----------
      Net equity transactions ............      591,679       (88,410)
                                             ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      598,536       (74,358)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      496,638       439,725
                                             ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $1,095,174       365,367
                                             ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................       39,452        38,138
                                             ----------    ----------
  Units purchased ........................       52,145         1,105
  Units redeemed .........................       (3,615)       (8,644)
                                             ----------    ----------
  Ending units ...........................       87,982        30,599
                                             ==========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    NWIDCon                     NWIDMod                   NWIDModAg
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000          2001         2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $        4          --            189          --            --            --
  Realized gain (loss) on investments ..        --            --              7          --            --            --
  Change in unrealized gain (loss)
    on investments .....................          (3)         --          2,014          --             (18)         --
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................           1          --          2,210          --             (18)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................         196          --         79,218          --             281          --
  Transfers between funds ..............        --            --           --            --            --            --
  Redemptions ..........................        --            --           --            --            --            --
  Annuity benefits .....................        --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ...........................        --            --           --            --            --            --
  Contingent deferred sales charges
    (note 2) ...........................        --            --           --            --            --            --
  Adjustments to maintain reserves .....          (2)         --           --            --              (1)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........         194          --         79,218          --             280          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..         195          --         81,428          --             262          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $      195          --         81,428          --             262          --
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................          19          --          8,628          --              29          --
  Units redeemed .......................        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................          19          --          8,628          --              29          --
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                     PrLgCpGro
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   (1,105)         (579)
  Realized gain (loss) on investments ....      (3,448)        3,239
  Change in unrealized gain (loss)
    on investments .......................     (23,326)           85
  Reinvested capital gains ...............        --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (27,879)        2,745
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................      23,809        68,350
  Transfers between funds ................       7,531        24,677
  Redemptions ............................        (146)         --
  Annuity benefits .......................        --            --
  Annual contract maintenance charges
    (note 2) .............................         (69)          (11)
  Contingent deferred sales charges
    (note 2) .............................         (10)         --
  Adjustments to maintain reserves .......          48            30
                                            ----------    ----------
      Net equity transactions ............      31,163        93,046
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       3,284        95,791
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     159,230        19,721
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $  162,514       115,512
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................      15,959         1,471
                                            ----------    ----------
  Units purchased ........................       4,589         7,016
  Units redeemed .........................      (1,058)         --
                                            ----------    ----------
  Ending units ...........................      19,490         8,487
                                            ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   PrLgCpVal                  NWMdCpMkt                   NWMyMkt
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000          2001         2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................  $     (566)          132           (9)         --         232,423       270,319
  Realized gain (loss) on investments ..       4,273           (21)           1          --            --            --
  Change in unrealized gain (loss)
    on investments .....................      (1,666)         (438)         546          --            --            --
  Reinvested capital gains .............        --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       2,041          (327)         538          --         232,423       270,319
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      54,382        16,119        6,908          --       1,443,131     4,061,264
  Transfers between funds ..............     105,399        59,294         --            --         918,010    (2,952,378)
  Redemptions ..........................     (10,743)         --           --            --      (1,756,849)   (2,130,512)
  Annuity benefits .....................        --            --           --            --            (250)         (247)
  Annual contract maintenance charges
    (note 2) ...........................         (98)           (2)        --            --          (7,957)       (6,241)
  Contingent deferred sales charges
    (note 2) ...........................        --            --           --            --         (25,780)      (32,659)
  Adjustments to maintain reserves .....          97            22           (1)         --           1,307        19,042
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ..........     149,037        75,433        6,907          --         571,612    (1,041,731)
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     151,078        75,106        7,445          --         804,035      (771,412)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     131,235         1,047         --            --      14,250,648    14,299,585
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $  282,313        76,153        7,445          --      15,054,683    13,528,173
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ......................      11,972           109         --            --         619,704       622,287
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ......................      14,756        15,996          764          --         459,717        17,284
  Units redeemed .......................      (1,286)       (7,998)        --            --        (434,078)      (38,916)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units .........................      25,442         8,107          764          --         645,343       600,655
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                      NWMyMkS
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   43,218          --
  Realized gain (loss) on investments ....        --            --
  Change in unrealized gain (loss)
    on investments .......................        --            --
  Reinvested capital gains ...............        --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................      43,218          --
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   2,847,860          --
  Transfers between funds ................    (507,751)         --
  Redemptions ............................    (154,473)         --
  Annuity benefits .......................        --            --
  Annual contract maintenance charges
    (note 2) .............................        --            --
  Contingent deferred sales charges
    (note 2) .............................        (819)         --
  Adjustments to maintain reserves .......         318          --
                                            ----------    ----------
      Net equity transactions ............   2,185,135          --
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   2,228,353          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................   1,787,584          --
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $4,015,937          --
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................     173,280          --
                                            ----------    ----------
  Units purchased ........................   1,075,368          --
  Units redeemed .........................    (865,898)         --
                                            ----------    ----------
  Ending units ...........................     382,750          --
                                            ==========    ==========


NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   NWIndxFd                    PrSmCp                    NWSmCpIx
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000         2001          2000          2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................$   (5,477)       (1,043)      (2,479)       (1,542)            1          --
  Realized gain (loss) on investments ....   (17,986)        1,537       (1,769)        8,904          --            --
  Change in unrealized gain (loss)
    on investments .......................  (139,577)       (1,572)      12,788          (985)           83          --
  Reinvested capital gains ...............      --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................  (163,040)       (1,078)       8,540         6,377            84          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   349,521       159,135       38,881        83,799         2,026          --
  Transfers between funds ................    56,794        33,861       88,482       103,592          --            --
  Redemptions ............................   (84,112)       (4,761)     (19,652)       (1,647)         --            --
  Annuity benefits .......................      --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) .............................      (334)          (16)        (185)          (15)         --            --
  Contingent deferred sales charges
    (note 2) .............................    (1,393)         (183)        (204)         --            --            --
  Adjustments to maintain reserves .......       191           148          148           118            (2)         --
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ............   320,667       188,184      107,470       185,847         2,024          --
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   157,627       187,106      116,010       192,224         2,108          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................. 1,880,226       210,947      297,875        98,664          --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....$2,037,853       398,053      413,885       290,888         2,108          --
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................   200,542        17,851       23,848         8,135          --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ........................    50,794        34,510       10,023        30,554           211          --
  Units redeemed .........................   (16,147)      (17,045)        (978)      (15,210)         --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units ...........................   235,189        35,316       32,893        23,479           211          --
                                          ==========    ==========   ==========    ==========    ==========    ==========




                                                      PrBal
                                             ------------------------
                                                2001          2000
                                             ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................   $       80            26
  Realized gain (loss) on investments ....           (4)         --
  Change in unrealized gain (loss)
    on investments .......................         (372)            3
  Reinvested capital gains ...............         --            --
                                             ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................         (296)           29
                                             ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................        4,940         1,470
  Transfers between funds ................       10,835          --
  Redemptions ............................         --            --
  Annuity benefits .......................         --            --
  Annual contract maintenance charges
    (note 2) .............................          (37)           (7)
  Contingent deferred sales charges
    (note 2) .............................         --            --
  Adjustments to maintain reserves .......            3             5
                                             ----------    ----------
      Net equity transactions ............       15,741         1,468
                                             ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       15,445         1,497
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        4,169         3,837
                                             ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $   19,614         5,334
                                             ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................          396           355
                                             ----------    ----------
  Units purchased ........................        1,588           136
  Units redeemed .........................         --            --
                                             ----------    ----------
  Ending units ...........................        1,984           491
                                             ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    PrInt                    NBEFGuard                   NBEFPart
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000          2001          2000         2001          2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................$     (400)         (102)     (18,542)      (29,592)      (43,036)      (48,276)
  Realized gain (loss) on investments ....    (5,726)          190     (300,273)     (631,003)      (55,234)     (380,981)
  Change in unrealized gain (loss)
    on investments .......................    (2,928)       (2,578)     352,041       708,414        10,141       293,381
  Reinvested capital gains ...............      --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (9,054)       (2,490)      33,226        47,819       (88,129)     (135,876)
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    14,485         3,126      192,856       806,436       300,540       678,312
  Transfers between funds ................    (1,398)        5,189        8,215    (1,128,597)      (37,224)   (1,432,752)
  Redemptions ............................    (1,732)         --       (294,190)     (342,219)     (258,535)     (319,217)
  Annuity benefits .......................      --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) .............................       (25)          (16)      (2,678)       (2,595)       (4,730)       (4,438)
  Contingent deferred sales charges
    (note 2) .............................      (115)         --         (4,324)       (6,460)       (3,610)       (6,296)
  Adjustments to maintain reserves .......        18            30         (186)        6,324           (47)          131
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ............    11,233         8,329     (100,307)     (667,111)       (3,606)   (1,084,260)
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     2,179         5,839      (67,081)     (619,292)      (91,735)   (1,220,136)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    63,184        52,287    5,737,780     6,991,351     6,608,638     8,257,499
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....$   65,363        58,126    5,670,699     6,372,059     6,516,903     7,037,363
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................     6,012         4,361      321,714       379,737       250,980       311,323
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ........................     6,982           751       21,464       208,207        15,968        16,403
  Units redeemed .........................    (5,552)         --        (27,442)     (587,944)      (16,000)      (58,768)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units ...........................     7,442         5,112      315,736          --         250,948       268,958
                                          ==========    ==========   ==========    ==========    ==========    ==========

                                                     NBETGen
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  (15,472)       (4,870)
  Realized gain (loss) on investments ....     131,397        (2,543)
  Change in unrealized gain (loss)
    on investments .......................      76,012        97,143
  Reinvested capital gains ...............        --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     191,937        89,730
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     319,392        62,982
  Transfers between funds ................     780,047        28,278
  Redemptions ............................    (204,027)      (24,769)
  Annuity benefits .......................        --            --
  Annual contract maintenance charges
    (note 2) .............................      (1,345)         (427)
  Contingent deferred sales charges
    (note 2) .............................      (1,427)         (741)
  Adjustments to maintain reserves .......       1,053           832
                                            ----------    ----------
      Net equity transactions ............     893,693        66,155
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   1,085,630       155,885
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................   1,618,992       677,694
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $2,704,622       833,579
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................     130,513        71,239
                                            ----------    ----------
  Units purchased ........................     125,087        10,006
  Units redeemed .........................     (54,355)       (4,405)
                                            ----------    ----------
  Ending units ...........................     201,245        76,840
                                            ==========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   NBETGuard                  NBETPart                   NBIFLtdMat
                                          ------------------------   ------------------------    ------------------------
                                             2001           2000        2001          2000          2001           2000
                                          ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................$     (138)         --           (483)         --          19,132        27,390
  Realized gain (loss) on investments ....    (2,639)         --         (1,840)         --          (2,246)      (47,408)
  Change in unrealized gain (loss)
    on investments .......................       848          --          2,652          --          10,954        25,157
  Reinvested capital gains ...............      --            --           --            --            --            --
                                          ----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (1,929)         --            329          --          27,840         5,139
                                          ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    65,580          --         81,837          --          28,742        12,075
  Transfers between funds ................    24,003          --         19,305          --          12,608      (645,399)
  Redemptions ............................    (3,724)         --        (13,300)         --         (52,392)      (46,591)
  Annuity benefits .......................      --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) .............................      --            --           --            --            (534)         (404)
  Contingent deferred sales charges
    (note 2) .............................      (211)         --           (445)         --            (479)         (492)
  Adjustments to maintain reserves .......       (13)         --             (4)         --             209         5,025
                                          ----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ............    85,635          --         87,393          --         (11,846)     (675,786)
                                          ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....    83,706          --         87,722          --          15,994      (670,647)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    63,775          --         42,290          --         765,668     1,450,390
                                          ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....$  147,481          --        130,012          --         781,662       779,743
                                          ==========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................     6,804          --          4,165          --          60,106       119,912
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Units purchased ........................    10,058          --         10,911          --           7,405           980
  Units redeemed .........................    (1,242)      342,621       (2,090)         --          (8,343)      (57,167)
                                          ----------    ----------   ----------    ----------    ----------    ----------
  Ending units ...........................    15,620       342,621       12,986          --          59,168        63,725
                                          ==========    ==========   ==========    ==========    ==========    ==========




                                                    OppCapApA
                                            ------------------------
                                                2001         2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $     (345)         --
  Realized gain (loss) on investments ....      (2,431)         --
  Change in unrealized gain (loss)
    on investments .......................      (2,368)         --
  Reinvested capital gains ...............        --            --
                                            ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................      (5,144)         --
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     122,640          --
  Transfers between funds ................       7,453          --
  Redemptions ............................      (2,384)         --
  Annuity benefits .......................        --            --
  Annual contract maintenance charges
    (note 2) .............................        --            --
  Contingent deferred sales charges
    (note 2) .............................        (102)         --
  Adjustments to maintain reserves .......          (4)         --
                                            ----------    ----------
      Net equity transactions ............     127,603          --
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     122,459          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       5,342          --
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $  127,801          --
                                            ==========    ==========


CHANGES IN UNITS:
  Beginning units ........................         587          --
                                            ----------    ----------
  Units purchased ........................      16,945          --
  Units redeemed .........................      (2,703)         --
                                            ----------    ----------
  Ending units ...........................      14,829          --
                                            ==========    ==========

                                                                     (Continued)


NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                  OppGlob                     OPStrInc                   PhxBalFd
                                         -------------------------   ------------------------    ------------------------
                                             2001          2000         2001          2000          2001           2000
                                         -----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .................$   (94,631)      (90,498)         763          --           6,437        (1,451)
  Realized gain (loss) on investments ...    117,514       244,483           (4)         --          (5,361)       12,855
  Change in unrealized gain (loss)
    on investments ...................... (1,456,919)      975,311       (1,347)         --           9,666       (21,235)
  Reinvested capital gains ..............       --            --           --            --            --            --
                                         -----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................ (1,434,036)    1,129,296         (588)         --          10,742        (9,831)
                                         -----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................  1,557,886     1,479,494       21,383          --          40,235        92,589
  Transfers between funds ...............    241,012     1,406,230         --            --          35,321       (79,209)
  Redemptions ........................... (1,086,844)     (805,531)        --            --         (42,649)     (156,632)
  Annuity benefits                              --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ............................     (7,168)       (4,635)        --            --            (831)         (692)
  Contingent deferred sales charges
    (note 2) ............................    (18,369)      (12,544)        --            --            (231)         (947)
  Adjustments to maintain reserves ......     13,727        (1,664)        --            --             (22)        5,549
                                         -----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ...........    700,244     2,061,350       21,383          --          31,823      (139,342)
                                         -----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...   (733,792)    3,190,646       20,795          --          42,565      (149,173)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................. 15,441,947    11,886,726         --            --         881,067     1,061,196
                                         -----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...$14,708,155    15,077,372       20,795          --         923,632       912,023
                                         ===========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .......................    468,998       315,244         --            --          49,220        58,295
                                         -----------    ----------   ----------    ----------    ----------    ----------
  Units purchased .......................    132,955        99,740        2,094          --           7,283         3,209
  Units redeemed ........................    (61,197)      (43,762)        --            --          (5,650)      (11,384)
                                         -----------    ----------   ----------    ----------    ----------    ----------
  Ending units ..........................    540,756       371,222        2,094          --          50,853        50,120
                                         ===========    ==========   ==========    ==========    ==========    ==========

                                                    PimTotRet
                                           ------------------------
                                              2001          2000
                                           ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .................  $    5,155          --
  Realized gain (loss) on investments ...          38          --
  Change in unrealized gain (loss)
    on investments ......................      (6,634)         --
  Reinvested capital gains ..............        --            --
                                           ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................      (1,441)         --
                                           ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................     361,606          --
  Transfers between funds ...............       8,788          --
  Redemptions ...........................      (4,303)         --
  Annuity benefits ......................        --            --
  Annual contract maintenance charges
    (note 2) ............................        --            --
  Contingent deferred sales charges
    (note 2) ............................        (219)         --
  Adjustments to maintain reserves ......          19          --
                                           ----------    ----------
      Net equity transactions ...........     365,891          --
                                           ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...     364,450          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................       3,422          --
                                           ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...  $  367,872          --
                                           ==========    ==========


CHANGES IN UNITS:
  Beginning units .......................         328          --
                                           ----------    ----------
  Units purchased .......................      35,864          --
  Units redeemed ........................      (1,536)         --
                                           ----------    ----------
  Ending units ..........................      34,656          --
                                           ==========    ==========






NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   StComStk                   StrMidCap                   StrGInc
                                          ------------------------   ------------------------    ------------------------
                                             2001          2000         2001          2000          2001          2000
                                         -----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .................$   (16,029)       (8,999)         (18)         --             (14)         --
  Realized gain (loss) on investments ...    (38,436)       15,181         (258)         --               2          --
  Change in unrealized gain (loss)
    on investments ......................     40,895       (12,825)         (65)         --            (535)         --
  Reinvested capital gains ..............       --            --           --            --            --            --
                                         -----------    ----------   ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (13,570)       (6,643)        (341)         --            (547)         --
                                         -----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................    621,466       366,845        1,218          --          13,089          --
  Transfers between funds ...............    174,388       139,739         --            --            --            --
  Redemptions ...........................    (54,987)       (7,467)      (1,667)         --            (132)         --
  Annuity benefits ......................       --            --           --            --            --            --
  Annual contract maintenance charges
    (note 2) ............................       (949)         (144)        --            --            --            --
  Contingent deferred sales charges
    (note 2) ............................       (565)          (26)        (106)         --            --            --
  Adjustments to maintain reserves ......        846           730           (2)         --            --            --
                                         -----------    ----------   ----------    ----------    ----------    ----------
      Net equity transactions ...........    740,199       499,677         (557)         --          12,957          --
                                         -----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...    726,629       493,034         (898)         --          12,410          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................  2,005,352     1,003,874        4,099          --            --            --
                                         -----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...$ 2,731,981     1,496,908        3,201          --          12,410          --
                                         ===========    ==========   ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .......................    150,483        69,558          530          --            --            --
                                         -----------    ----------   ----------    ----------    ----------    ----------
  Units purchased .......................     91,132        68,273          207          --           1,674          --
  Units redeemed ........................    (21,683)      (33,887)        (250)         --             (17)         --
                                         -----------    ----------   ----------    ----------    ----------    ----------
  Ending units ..........................    219,932       103,944          487          --           1,657          --
                                         ===========    ==========   ==========    ==========    ==========    ==========
                                                      StLCap
                                            ------------------------
                                               2001          2000
                                            ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .................  $   (28,319)      (37,517)
  Realized gain (loss) on investments ...       (4,540)      220,570
  Change in unrealized gain (loss)
    on investments ......................   (1,345,636)     (176,773)
  Reinvested capital gains ..............         --            --
                                           -----------   -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (1,378,495)        6,280
                                           -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................      266,770       757,425
  Transfers between funds ...............     (234,116)    1,018,452
  Redemptions ...........................     (185,145)     (440,713)
  Annuity benefits ......................         --            --
  Annual contract maintenance charges
    (note 2) ............................       (2,989)       (2,042)
  Contingent deferred sales charges
    (note 2) ............................       (1,799)       (5,483)
  Adjustments to maintain reserves ......         (149)          139
                                           -----------   -----------
      Net equity transactions ...........     (157,428)    1,327,778
                                           -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...   (1,535,923)    1,334,058
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................    5,458,905     4,889,682
                                           -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...  $ 3,922,982     6,223,740
                                           ===========    ==========


CHANGES IN UNITS:
  Beginning units .......................      151,240       115,792
                                            ----------    ----------
  Units purchased .......................       11,343        56,161
  Units redeemed ........................      (17,008)      (24,981)
                                            ----------    ----------
  Ending units ..........................      145,575       146,972
                                            ==========    ==========





NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    TemForFd                     Dry3dCen
                                          --------------------------    --------------------------
                                              2001           2000          2001           2000
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ................. $   (35,576)       (35,926)       (14,011)       (13,616)
  Realized gain (loss) on investments ...      36,339        209,261        (10,308)        22,942
  Change in unrealized gain (loss)
    on investments ......................    (221,295)      (511,414)      (355,487)        27,105
  Reinvested capital gains ..............        --             --             --             --
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (220,532)      (338,079)      (379,806)        36,431
                                          -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................     328,658        642,071        181,213        286,901
  Transfers between funds ...............    (382,596)      (375,043)       (63,431)       158,840
  Redemptions ...........................    (257,400)      (267,866)       (74,340)      (108,427)
  Annuity benefits ......................        --             --             --             --
  Annual contract maintenance charges
    (note 2) ............................      (3,032)        (2,294)        (1,766)        (1,342)
  Contingent deferred sales charges
    (note 2) ............................      (4,246)        (3,817)          (475)        (2,645)
  Adjustments to maintain reserves ......         (35)            37            (66)            63
                                          -----------    -----------    -----------    -----------
      Net equity transactions ...........    (318,651)        (6,912)        41,135        333,390
                                          -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...    (539,183)      (344,991)      (338,671)       369,821
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................   5,595,312      5,864,856      2,454,986      1,964,378
                                          -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ... $ 5,056,129      5,519,865      2,116,315      2,334,199
                                          ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .......................     338,697        334,228        117,698         59,207
                                          -----------    -----------    -----------    -----------
  Units purchased .......................     887,616          1,957         13,880         18,850
  Units redeemed ........................    (900,469)        (1,306)        (6,893)        (8,403)
                                          -----------    -----------    -----------    -----------
  Ending units ..........................     325,844        334,879        124,685         69,654
                                          ===========    ===========    ===========    ===========

See accompanying notes to financial statements.
-------------------------------------------------------------------------------
                                       36

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
           American Century:Growth Fund - Investor Class (ACGroI)
           American Century:Income & Growth Fund - Advisor Class (ACIncGroA) American Century:Income & Growth Fund - Investor Class (ACIncGroI) American Century:International Growth Fund - Advisor Class
            (ACIntGrA)
           American Century:International Growth Fund - Investor Class
            (ACIntlGrI)
           American Century:Short-Term Government Fund - Investor Class
           (ACSTGvtI)
           American Century:Ultra Fund - Investor Class (ACUltraI)
           Credit Suisee Warburg Pincus Emerging Growth Fund - Common Shares
            (CSWPEmGro)
           Credit Suisse Warburg Pincus Global Fixed-Income Fund -
            Common Shares (CSWPGlFixI)
           Delaware Group Delchester High-Yield Bond Fund, Inc.- Delchester
            Fund Institutional Class (DeHYBd)
           Dreyfus A Bonds Plus, Inc.(DryABds)
           Dreyfus Appreciation Fund, Inc.(DryApp)
           Dreyfus Balanced Fund, Inc.(DryBal)
           Dreyfus Emerging Leaders Fund (DryELead)
           Dreyfus S&P 500 Index Fund (Dry500Ix)
           Evergreen Equity Income Fund - Class I (EvInc) (formerly Class Y) Federated Equity Income Fund - Class F Shares (FedEqInF)
           Federated High Yield Trust (FedHiYld)
           Federated Intermediate Income Fund - Institutional Service Class
            (FedIntInc)
           Federated Investment Series Funds, Inc.- Federated Bond Fund -
            Class F (FedBdFd)
           Fidelity Advisor Balanced Fund - Class A (FABalA)
           Fidelity Advisor Balanced Fund - Class T (FABal)
           Fidelity Advisor Equity Growth Fund - Class A (FAEGroA)
           Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
           Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
           Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
           Fidelity Advisor Overseas Fund - Class A (FAOvA)
           Fidelity Asset Manager(TM)(FidAsMgr)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Fidelity Capital & Income Fund (FidCapInc)
  (not available for additional purchase payments or exchanges after May 1,
  1991)
Fidelity Equity-Income Fund (FidEqInc)
Fidelity Magellan(R) Fund (FidMgln)
Fidelity Puritan(R) Fund (FidPurtn)
Fidelity Variable Insurance Products Fund - High Income Portfolio: Initial Class
  (FidVIPHI) (not available for additional purchase payments or exchanges after December 1, 1993)
Franklin Mutual Series Fund Inc.- Mutual Shares Fund - Class A (FranMutSer) Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
Franklin Value Investors Trust - Franklin Balance Sheet Investment Fund
  (FrBSInv)
Invesco Dynamics Fund, Inc.- Investor Class (InvDynam)
Invesco Small Company Growth Fund - Investor Class (InvSmCoGr)
Invesco Total Return Fund - Investor Class (InvTotRet)
Janus Advisor Balanced Fund (JanBal)
Janus Advisor International Fund (JanIntl)
Janus Advisor Worldwide Fund (JanWorld)
Janus Fund (JanFund)
Janus Twenty Fund (Jan20Fd)
Janus Worldwide Fund (JanWrldwde)
Lazard Small Cap Portfolio - Open Shares (LazSmCap)
MFS(R) Global Governments Fund - Class A (MFSWGvt)
Nationwide(R) Bond Fund - Class D (NWBdFd)
  (managed for a fee by an affiliated investment advisor)
Nationwide(R) Bond Index Fund - Class A (NWBdIx)
  (managed for a fee by an affiliated investment advisor)
Nationwide(R) Gartmore Growth Fund - Class D (NWGroFd)
  (formerly Nationwide Growth Fund - Class D)
Nationwide(R) Gartmore Total Return Fund - Class D (NWFund)
  (formerly Nationwide Fund - Class D)
Nationwide(R) Gartmore Value Opportunities Fund - Class A (NWValOp) Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
  (formerly Nationwide(R) Intermediate U.S. Government Bond Fund - Class D) (managed for a fee by an affiliated investment advisor)
Nationwide(R) International Index Fund - Class A (NWIntIx) (managed for a fee by an affiliated investment advisor)
Nationwide(R) Investor Destinations Aggressive Fund - Service Class (NWIDAgg) Nationwide(R) Investor Destinations Conservative Fund - Service Class
  (NWIDCon)
Nationwide(R) Investor Destinations Moderate Fund - Service Class (NWIDMod) Nationwide(R) Investor Destinations Moderately Aggressive Fund - Service Class
  (NWIDModAg)
Nationwide(R) Investor Destinations Moderately Conservative Fund - Service Class
  (NWIDModC)
Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
  (formerly Prestige Large Cap Growth Fund - Class A)
  (managed for a fee by an affiliated investment advisor)
Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
  (formerly Prestige Large Cap Value Fund - Class A)
  (managed for a fee by an affiliated investment advisor)
Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
  (managed for a fee by an affiliated investment advisor)

       Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         (managed for a fee by an affiliated investment advisor)
       Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
         (managed for a fee by an affiliated investment advisor)
       Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
         (managed for a fee by an affiliated investment advisor)
       Nationwide(R) Small Cap Fund - Class A (PrSmCp)
         (formerly Prestige Small Cap Fund - Class A)
         (managed for a fee by an affiliated investment advisor)
       Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
         (managed for a fee by an affiliated investment advisor)
       Nationwide(R) Mutual Funds - Prestige Balanced Fund - Class A (PrBal) Nationwide(R) Mutual Funds - Prestige International Fund - Class A
         (PrInt)
       Neuberger Berman Equity Fund - Guardian Fund - Investor Class (NBEFGuard) Neuberger Berman Equity Fund - Partners Fund - Investor Class (NBEFPart) Neuberger Berman Equity Trust - Genesis Fund - Trust Class (NBETGen)
         (available only for contract established prior to March 6, 1998) Neuberger Berman Equity Trust - Guardian Fund - Trust Class (NBETGuard) Neuberger Berman Equity Trust - Partners Fund - Trust Class (NBETPart) Neuberger Berman Income Funds - Limited Maturity Bond Fund - Investor
         Class (NBIFLtdMat)
       Oppenheimer Capital Appreciation Fund - Class A (OppCapApA)
       Oppenheimer Global Fund - Class A (OppGlob)
       Oppenheimer Strategic Income Fund - Class A (OpStrInc)
       Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
       Pimco Total Return Fund - Class A (PimTotRet)
       Strong Advisor Common Stock Fund - Class Z (StCmStk)
       Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
       Strong Growth & Income Fund (StrGInc)
       Strong Large Cap Growth Fund (StrLCap)
         (formerly Strong Total Return Fund)
       Templeton Foreign Fund - Class A (TemForFd)
       The Dreyfus Premier Third Century Fund, Inc.- Class Z (Dry3dCen)

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

   (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

   (a) Sales Charges

       The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

       For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

       For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

       No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

   (b) Mortality and Expense Risk Charges

       The following contract charges are deducted by the Company on Soloist contracts: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively;for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

       For Successor contracts, the charge ranges from an annual rate of .95% to a maximum of 2.05% if all permissible rider options are utilized. For these contracts, the rider options include: (a) five or seven year CDSC;
       (b) reduced purchase payment; (c) death benefit and (d) guaranteed minimum income benefit. This charge is assessed through the daily unit value calculation.

The following table provides mortality, expense and administration charges by asset fee rate for the six-month period ended June 30, 2001:

                               Total          ACGroI       ACIncGroA       ACIncGroI        ACIntGrA
                          ----------          ------       ---------       ---------        --------
   0.95%   ........       $   49,279             694           1,307              --             393
   1.00%   ........              429               1              55              --              --
   1.05%   ........            6,390             258             514              --              30
   1.10%   ........            6,528              17             107              --              15
   1.15%   ........              369              --              --              --              --
   1.20%   ........           31,904             395             718              --             145
   1.25%   ........           10,212              57             823              --              79
   1.30%   ........        1,974,296          84,529              43          61,100              --
   1.35%   ........            1,524              38              67              --              --
   1.40%   ........          136,776             295             312              --              19
   1.45%   ........            2,723              52              67              --              33
   1.50%   ........              540               5              67              --              10
   1.55%   ........               77              --               1              --              --
   1.60%   ........              202               5              --              --              --
   1.65%   ........               31               5              --              --              --
   1.70%   ........               27              --              --              --              --
   1.80%   ........               27              --              --              --              --
                          ----------          ------           -----          ------             ---
     Total ........       $2,221,334          86,351           4,081          61,100             724
                          ==========          ======           =====          ======             ===


                           ACIntlGrI        ACSTGvtI        ACUltraI       CSWPEmGro      CSWPGIFixI
                           ---------        --------        --------       ---------      ----------
   0.95%...........          $    --             812           5,150              --              --
   1.00%...........               --               5              17              --              --
   1.05%...........               --              --             338              --              --
   1.10%...........               --               3             267              --              --
   1.15%...........               --              86              --              --              --
   1.20%...........               --              72           2,177              --              --
   1.25%...........               --              --             806              --              --
   1.30%...........           17,598          10,531         155,928          32,905              --
   1.35%...........               --              11              98              --              --
   1.40%...........               --              --              18              --           1,202
   1.45%...........               --              17             243              --              --
   1.50%...........               --               4              41              --              --
   1.55%...........               --              --               5              --              --
   1.60%...........               --              --              11              --              --
   1.65%...........               --              --               1              --              --
   1.70%...........               --              --              --              --              --
   1.80%...........               --              --               3              --              --
                             -------          ------         -------          ------           -----
     Total ........          $17,598          11,541         165,103          32,905           1,202
                             =======          ======         =======          ======           =====


                              DeHYBd         DryABds          DryApp          DryBal        DryELead
                              ------         -------          ------          ------        --------
   0.95%   ........             $ --              --           2,833             680              58
   1.00%   ........               --              --               5              12              --
   1.05%   ........               --              --              10             217              --
   1.10%   ........               --              --              77             165              --
   1.15%   ........               --              --              --              --              --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued              DeHYBd      DryABds       DryApp    DryBal     DryELead
                       ------      -------       ------    ------     --------
   1.20%........          --           --          480       695          364
   1.25%........          --           --          203        12           22
   1.30%........       3,660       15,259          307        --           --
   1.35%........          --           --           83         9           --
   1.40%........          --           --       15,195     6,896           --
   1.45%........          --           --           44        29           --
   1.50%........          --           --            3         5           --
   1.55%........          --           --           --         1           --
   1.60%........          --           --           --        --           --
   1.65%........          --           --           --        --           --
   1.70%........          --           --           --        --           --
   1.80%........          --           --           --        --           --
                      ------       ------       ------     -----          ---
     Total .....      $3,660       15,259       19,240     8,721          444
                      ======       ======       ======     =====          ===


                      Dry500Ix     EvInc        FedEqInF  FedHiYld   FedIntInc
                      --------     -----        --------  --------   ---------
   0.95%........      $     --        --              --       260          42
   1.00%........            --        --              --         6           5
   1.05%........            --        --              --       183          --
   1.10%........            --        --              --       101          --
   1.15%........            --        --              --        --          --
   1.20%........            --        --              96       100          --
   1.25%........            --        --               5        74          --
   1.30%........       146,629     6,475              --        31          --
   1.35%........            --        --               2        --          --
   1.40%........            --        --              --     3,505          --
   1.45%........            --        --              --         7          --
   1.50%........            --        --              --        --          --
   1.55%........            --        --              --        --          --
   1.60%........            --        --              --        --          --
   1.65%........            --        --              --        --          --
   1.70%........            --        --              --         1          --
   1.80%........            --        --              --        --          --
                      --------     -----             ---     -----          --
     Total .....      $146,629     6,475             103     4,268          47
                      ========     =====             ===     =====          ==


                      FedBdFd      FABalA       FABal     FAEGroA    FAEqIncA
                      -------      ------       -----     -------    --------
   0.95%........       $  518         443          --          14       1,022
   1.00%........           --          --          --          --          --
   1.05%........          368          10          --          --         139
   1.10%........            1         962          --          17         107
   1.15%........           --          64          --          --          --
   1.20%........          422         279          --          --         343
   1.25%........           98          76          --          --         395
   1.30%........        9,268          --       8,026          --          19
   1.35%........           --          88          --          --           3
   1.40%........           11           1          --          --           5
   1.45%........           31          42          --           6          61

Continued                    FedBdFd       FABalA        FABal      FAEGroA     FAEqIncA
                             -------       ------        -----      -------     --------
   1.50%..............            --            1           --           --            4
   1.55%..............            --           --           --           --           --
   1.60%..............            --            2           --           --           --
   1.65%..............            --           --           --           --           --
   1.70%..............            --           --           --           --           --
   1.80%..............             4           --           --           --           --
                             -------        -----        -----           --        -----
     Total ...........       $10,721        1,968        8,026           37        2,098
                             =======        =====        =====           ==        =====


                             FAEqInc     FAGrOppA      FAGrOpp      FAHiYld        FAOvA
                             -------     --------      -------      -------        -----
   0.95%..............       $    --          422           --          209           28
   1.00%..............            --           --           --           --           --
   1.05%..............            --           --           --           16           --
   1.10%..............            --          128           --           25           --
   1.15%..............            --           --           --           --           --
   1.20%..............            --          337           --           88           --
   1.25%..............            --            1           --           57           --
   1.30%..............        14,161           --       39,923       16,804           --
   1.35%..............            --            5           --           --           --
   1.40%..............            --           --           --           --           --
   1.45%..............            --           62           --           21           --
   1.50%..............            --           --           --           --           --
   1.55%..............            --           --           --           --           --
   1.60%..............            --           --           --           --           --
   1.65%..............            --           --           --           --           --
   1.70%..............            --           --           --           --           --
   1.80%..............            --            3           --            4           --
                             -------          ---       ------       ------           --
     Total ...........       $14,161          958       39,923       17,224           28
                             =======          ===       ======       ======           ==


                            FidAsMgr    FidCapInc     FidEqInc      FidMgln     FidPurtn
                            --------    ---------     --------      -------     --------
   0.95%..............       $    --           --           --           --           --
   1.00%..............            --           --           --           --           --
   1.05%..............            --           --           --           --           --
   1.10%..............            --           --           --           --           --
   1.15%..............            --           --           --           --           --
   1.20%..............            --           --           --           --           --
   1.25%..............            --           --           --           --           --
   1.30%..............        37,195        4,980       81,958      231,456       87,251
   1.35%..............            --           --           --           --           --
   1.40%..............            --           --           --           --           --
   1.45%..............            --           --           --           --           --
   1.50%..............            --           --           --           --           --
   1.55%..............            --           --           --           --           --
   1.60%..............            --           --           --           --           --
   1.65%..............            --           --           --           --           --
   1.70%..............            --           --           --           --           --
   1.80%..............            --           --           --           --           --
                             -------        -----       ------      -------       ------
     Total ...........       $37,195        4,980       81,958      231,456       87,251
                             =======        =====       ======      =======       ======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                           FidVIPHI  FranMutSer   FrSmCapGr     FrBSInv    InvDynam
                           --------  ----------   ---------     -------    --------
   0.95%..............       $   --          --       1,067          21       2,935
   1.00%..............           --          --           5          --          24
   1.05%..............           --          --         288          --         307
   1.10%..............           --          --          80          --         215
   1.15%..............           --          --          --          --          --
   1.20%..............           --          --         771          14       2,133
   1.25%..............           --          --         188          --         623
   1.30%..............          535          --         101          --           3
   1.35%..............           --          --          11          16          84
   1.40%..............           --       6,874          20          --      61,171
   1.45%..............           --          --          58           4         158
   1.50%..............           --          --          --          --          68
   1.55%..............           --          --           2          --           7
   1.60%..............           --          --          --          --          69
   1.65%..............           --          --          --          --           5
   1.70%..............           --          --          --          --           2
   1.80%..............           --          --          --          --           3
                             ------       -----       -----          --      ------
     Total ...........       $  535       6,874       2,591          55      67,807
                             ======       =====       =====          ==      ======


                          InvSmCoGr   InvTotRet      JanBal     JanIntl    JanWorld
                          ---------   ---------      ------     -------    --------
   0.95%..............       $  519          48         100          --         813
   1.00%..............           --          --           5          --          16
   1.05%..............          145          15          --          24         359
   1.10%..............           26          31         161          --         304
   1.15%..............           --          --          --          --          63
   1.20%..............          560         649          23          --         931
   1.25%..............           26          19          11           2         324
   1.30%..............           42          --          --          26          14
   1.35%..............           32          20           7          --          70
   1.40%..............          274          14          --          --         317
   1.45%..............           19          34          25          --         261
   1.50%..............           13          --           4          --          30
   1.55%..............            3          10          --          --           1
   1.60%..............            8          --          --          --           6
   1.65%..............            3          --          --          --          --
   1.70%..............           --          --          --          --          --
   1.80%..............           --          --          --          --           1
                             ------         ---         ---          --       -----
     Total ...........       $1,670         840         336          52       3,510
                             ======         ===         ===          ==       =====


                           JanFund       Jan20Fd    JanWrldwde    LazSmCap    MFSWGvt
                           -------       -------    ----------    --------    -------
   0.95% .............      $2,447         6,134         2,879         238         --
   1.00% .............          39             5            30          --         --
   1.05% .............         475           722           123          --         --
   1.10% .............         312           478            22          34         --
   1.15% .............          --            --            --          --         --
   1.20% .............       1,956         3,345           126          61         --

Continued                       JanFund         Jan20Fd      JanWrldwde        LazSmCap         MFSWGvt
                                -------         -------      ----------        --------         -------
   1.25%..............            1,502           1,098             706              --              --
   1.30%..............          118,515         240,484         127,806              13           2,673
   1.35%..............              136             141              --              --              --
   1.40%..............               30              25              --           3,743              --
   1.45%..............              186             298              67               1              --
   1.50%..............               31              95              23              --              --
   1.55%..............                3               2              --              --              --
   1.60%..............                3              12               3              --              --
   1.65%..............                6              --              --              --              --
   1.70%..............                1               2              --              --              --
   1.80%..............                2               3              --              --              --
                               --------         -------         -------           -----           -----
     Total ...........         $125,644         252,844         131,785           4,090           2,673
                               ========         =======         =======           =====           =====


                                NWBdFd          NWBdIx          NWGroFd          NWFund          NWValOp
                                ------          ------          -------          ------          -------
   0.95%..............          $  114              --              128             316               --
   1.00%..............              --              --               10              43               --
   1.05%..............             203              17               --              --               --
   1.10%..............               3              --               --              58               --
   1.15%..............              --              --               --              --               --
   1.20%..............               5              --              177             133               --
   1.25%..............              82              --               --              39               --
   1.30%..............           7,970              --           10,031          41,214               --
   1.35%..............               1              --                1               5               --
   1.40%..............              --              --               --               8               --
   1.45%..............              21              --               27              22                5
   1.50%..............              --              --               --              --               --
   1.55%..............              --              --               --              --               --
   1.60%..............              --              --               --              --               --
   1.65%..............              --              --               --              --               --
   1.70%..............              --              --               --              --               --
   1.80%..............              --              --               --               1               --
                                ------              --           ------          ------              ---
     Total ...........          $8,399              17           10,374          41,839                5
                                ======              ==           ======          ======              ===


                               NWUSGvt          NWIDMod       NWIDModAg        PrLgCpGro        PrLgCpVal
                               -------          -------       ---------        ---------        ---------
   0.95%.............           $  352              144              --               16               29
   1.00%.............               --               --              --               --               --
   1.05%.............                4               --              --               --               --
   1.10%.............              482               --              --               --               --
   1.15%.............               --               --              --               --               --
   1.20%.............              236               19              --               19               46
   1.25%.............               --               --              --               27               13
   1.30%.............            4,479               --              --               --               --
   1.35%.............                6               --               1               --               --
   1.40%.............               --               --              --            1,043            1,433
   1.45%.............                1               --              --               --                4
   1.50%.............               --               --              --               --               --
   1.55%.............               --               --              --               --               --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

Continued                     NWUSGvt       NWIDMod     NWIDModAg     PrLgCpGro     PrLgCpVal
                              -------       -------     ---------     ---------     ---------
   1.60%..............             --            --            --            --            --
   1.65%..............             --            --            --            --            --
   1.70%..............              3            --            --            --            --
   1.80%..............             --            --            --            --            --
                               ------           ---           ---         -----         -----
     Total ...........         $5,563           163             1         1,105         1,525
                               ======           ===           ===         =====         =====


                             NWMdCpMkt      NWMyMkt       NWMyMkS      NWIndxFd        PrSmCp
                             ---------      -------       -------      --------        ------
   0.95%..............         $    --           --         5,816         4,235            20
   1.00%..............              --           --            20            67            --
   1.05%..............              --           --           168           415            --
   1.10%..............              --           --           440           177             3
   1.15%..............              --           --           156            --            --
   1.20%..............              --           --         7,339         1,097            21
   1.25%..............              --           --           161         1,027             2
   1.30%..............              14       98,804         1,237            39            --
   1.35%..............              --           --           286            88            --
   1.40%..............              --           --            --         3,979         2,431
   1.45%..............              --           --           149            96             2
   1.50%..............              --           --            34            69            --
   1.55%..............              --           --            21             5            --
   1.60%..............              --           --            --            18            --
   1.65%..............              --           --            --             6            --
   1.70%..............              --           --            18            --            --
   1.80%..............              --           --            --             3            --
                               -------       ------        ------        ------         -----
     Total ...........         $    14       98,804        15,845        11,321         2,479
                               =======       ======        ======        ======         =====


                             NWSmCpIx         PrBal         PrInt     NBEFGuard      NBEFPart
                             --------         -----         -----     ---------      --------
   0.95%..............         $   --            --            --            --            --
   1.00%..............             --            --            --            --            --
   1.05%..............             --            --            --            --            --
   1.10%..............             --            --            --            --            --
   1.15%..............             --            --            --            --            --
   1.20%..............             --            22            28            --            --
   1.25%..............             --            --            --            --            --
   1.30%..............              3            --            --        37,710        4,3036
   1.35%..............             --            --            --            --            --
   1.40%..............             --            45           360            --            --
   1.45%..............             --            --            12            --            --
   1.50%..............             --            --            --            --            --
   1.55%..............             --            --            --            --            --
   1.60%..............             --            --            --            --            --
   1.65%..............             --            --            --            --            --
   1.70%..............             --            --            --            --            --
   1.80%..............             --            --            --            --            --
                               ------            --           ---        ------        ------
     Total ...........         $    3            67           400        37,710        4,3036
                               ======            ==           ===        ======        ======

                               NBETGen      NBETGuard       NBETPart     NBIFLtdMat      OppCapApA
                               -------      ---------       --------     ----------      ---------
   0.95%..............         $   564            178            224             --             98
   1.00%..............              16             --             --             --              5
   1.05%..............              --             --             --             --             27
   1.10%..............              14            122             --             --             21
   1.15%..............              --             --             --             --             --
   1.20%..............             404            166            166             --             32
   1.25%..............              12             --             81             --            120
   1.30%..............              17             --             --          5,059             13
   1.35%..............               4             58             --             --             --
   1.40%..............          14,379              1             --             --             --
   1.45%..............              60             14             12             --             20
   1.50%..............              --             --             --             --              9
   1.55%..............              --             --             --             --             --
   1.60%..............              --             --             --             --             --
   1.65%..............               2             --             --             --             --
   1.70%..............              --             --             --             --             --
   1.80%..............              --             --             --             --             --
                               -------            ---            ---          -----            ---
     Total ...........         $15,472            539            483          5,059            345
                               =======            ===            ===          =====            ===


                               OppGlob       OPStrInc       PhxBalFd      PimTotRet       StComStk
                               -------       --------       --------      ---------       --------
   0.95%..............         $ 2,409             --             --             15            979
   1.00%..............              28             --             --             --              5
   1.05%..............             699             --             --             --            124
   1.10%..............             477             --             --            832            222
   1.15%..............              --             --             --             --             --
   1.20%..............           2,005             --             --             89            675
   1.25%..............             482            109             --              1            752
   1.30%..............          88,132             --          5,979            388             21
   1.35%..............              24             --             --             --             10
   1.40%..............              33             --             --             --         13,137
   1.45%..............             238             --             --             14            100
   1.50%..............              20             --             --             --              4
   1.55%..............              16             --             --             --             --
   1.60%..............              65             --             --             --             --
   1.65%..............               3             --             --             --             --
   1.70%..............              --             --             --             --             --
   1.80%..............              --             --             --             --             --
                               -------            ---          -----          -----         ------
     Total ...........         $94,631            109          5,979          1,339         16,029
                               =======            ===          =====          =====         ======


                             StrMidCap        StrGInc         StLCap       TemForFd        Dry3dCen
                             ---------        -------         ------       --------        --------
   0.95%..............          $   --             10             --            109           1,437
   1.00%..............              --             --             --              5              --
   1.05%..............              --             --             --            192              --
   1.10%..............              14             --             --              8              --
   1.15%..............              --             --             --             --              --
   1.20%..............              --             --             --          1,655             290
   1.25%..............              --             --             --              2              95
   1.30%..............              --             --         28,319         33,474          12,109

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

   Continued                StrMidCap       StrGInc        StLCap      TemForFd      Dry3dCen
                            ---------       -------        ------      --------      --------
   1.35%..............             --            --            --           119            --
   1.40%..............             --            --            --            --            --
   1.45%..............              4             4            --            12            80
   1.50%..............             --            --            --            --            --
   1.55%..............             --            --            --            --            --
   1.60%..............             --            --            --            --            --
   1.65%..............             --            --            --            --            --
   1.70%..............             --            --            --            --            --
   1.80%..............             --            --            --            --            --
                               ------            --        ------        ------        ------
     Total ...........         $   18            14        28,319        35,576        14,011
                               ======            ==        ======        ======        ======


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and expense ratios and total return for each of the years in the five year period ended June 30, 2001.

                                           Asset                   Unit         Contract                            Total
                                          Charge      Units     Fair Value    Owners' Equity    Expenses(*)       Return(**)
                                          ------      -----     ----------    --------------    -----------       ----------

American Century Growth Fund -
Investor Class
         2001 . . . . . . . . . . . . . .  0.95%      22,540   $  6.885895     $   155,206         0.94%           -13.99%
                                           1.00%         321      6.881865           2,210         0.98%           -14.02%
                                           1.05%       7,378      6.877818          50,747         0.98%           -14.04%
                                           1.10%         772      6.873782           5,303         1.06%           -14.06%
                                           1.20%      13,439      6.865713          92,268         1.16%           -14.10%
                                           1.25%       1,332      6.861672           9,138         1.26%           -14.13%
                                           1.30%     141,590     85.045171      12,041,539         1.24%           -14.15%
                                           1.35%       1,074      6.853612           7,361         1.30%           -14.17%
                                           1.40%       6,361      6.849566          43,572         1.38%           -14.19%
                                           1.45%       1,018      6.845534           6,970         1.36%           -14.21%
                                           1.50%         287      6.841494           1,966         1.49%           -14.23%
                                           1.55%          21      6.837459             142         1.55%           -14.26%
                                           1.60%         104      6.833425             714         1.61%           -14.28%
                                           1.65%         183      6.829397           1,247         1.57%           -14.30%
         2000  . . . . . . . . . . . . . . 1.30%     152,608    124.655635      19,023,447         1.38%             5.94%
         1999  . . . . . . . . . . . . . . 1.30%     155,439     97.434015      15,145,046         1.36%            10.07%
         1998  . . . . . . . . . . . . . . 1.30%     150,723     80.370613      12,113,700         1.29%            22.57%
         1997  . . . . . . . . . . . . . . 1.30%     167,576     60.064246      10,065,326         1.20%            16.88%
American Century Income & Growth Fund -
Advisor Class
         2001  . . . . . . . . . . . . . . 0.95%      33,867      8.528835         288,848         0.90%            -4.60%
                                           1.00%       1,623      8.523845          13,835         0.99%            -4.62%
                                           1.05%      13,025      8.518856         110,960         1.01%            -4.65%
                                           1.10%       4,834      8.513868          41,157         1.05%            -4.67%
                                           1.20%      19,296      8.503867         164,093         1.13%            -4.72%
                                           1.25%      16,150      8.498893         137,255         1.23%            -4.74%
                                           1.30%       1,686      8.493892          14,316         1.28%            -4.77%
                                           1.35%       1,594      8.488911          13,528         1.34%            -4.79%
                                           1.40%       4,946      8.483906          41,963         1.39%            -4.81%
                                           1.45%       2,048      8.478922          17,362         1.45%            -4.84%
                                           1.50%       1,097      8.473936           9,294         1.51%            -4.86%
                                           1.55%          46      8.468949             389         1.51%            -4.89%
American Century Income & Growth Fund -
Investor Class
         2001  . . . . . . . . . . . . . . 1.30%     527,104     17.289400       9,113,309         1.31%            -4.67%
         2000  . . . . . . . . . . . . . . 1.30%     565,417     19.680629      11,127,762         1.32%            -4.17%
         1999  . . . . . . . . . . . . . . 1.30%     475,929     19.225391       9,149,921         1.29%             8.98%
         1998  . . . . . . . . . . . . . . 1.30%     304,121     16.382817       4,982,359         1.36%            17.00%
         1997  . . . . . . . . . . . . . . 1.30%      58,967     12.347988         728,124         1.23%            17.03%
American Century International Growth Fund -
Advisor Class
         2001  . . . . . . . . . . . . . . 0.95%      10,467      7.028413          73,565         0.86%           -19.25%
                                           1.05%       1,111      7.020167           7,797         1.04%           -19.29%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                          Asset                     Unit            Contract                         Total
                                         Charge       Units      Fair Value      Owners' Equity    Expenses(*)     Return(**)
                                         ------       -----      ----------      --------------    -----------     ----------
                                          1.10%          654      7.016050            4,585          1.00%          -19.31%
                                          1.20%        3,988      7.007819           27,947          1.10%          -19.35%
                                          1.25%        2,209      7.003703           15,472          1.18%          -19.37%
                                          1.40%          365      6.991342            2,552          1.38%          -19.43%
                                          1.45%          773      6.987230            5,404          1.40%          -19.45%
                                          1.50%          294      6.983109            2,053          1.51%          -19.47%
American Century International Growth
Fund - Investor Class
   2001  . . . . . . . . . . . . . . .    1.30%      123,181     20.218825        2,490,582          1.22%          -19.38%
American Century Short-Term Government
Fund - Investor Class
   2001  . . . . . . . . . . . . . . .    0.95%       27,669     10.899968          301,587          0.91%            3.09%
                                          1.00%          305     10.893589            3,321          0.96%            3.06%
                                          1.10%           35     10.880822              386          1.03%            3.01%
                                          1.15%        4,797     10.874453           52,161          1.10%            2.99%
                                          1.20%        1,480     10.868071           16,086          1.14%            2.96%
                                          1.25%            3     10.861702               38          1.17%            2.93%
                                          1.30%       59,256     25.325042        1,500,664          1.25%            2.90%
                                          1.30%          874     10.855325            9,492          1.24%            2.91%
                                          1.35%          235     10.848947            2,546          1.26%            2.88%
                                          1.45%          531     10.836195            5,750          1.45%            2.83%
                                          1.50%           93     10.829824            1,007          1.45%            2.80%
   2000  . . . . . . . . . . . . . . .    1.30%       85,255     23.618873        2,013,627          1.38%            2.10%
   1999  . . . . . . . . . . . . . . .    1.30%      130,118     22.847248        2,972,838          1.30%           -0.72%
   1998  . . . . . . . . . . . . . . .    1.30%      139,713     22.451909        3,136,824          1.36%            2.11%
   1997  . . . . . . . . . . . . . . .    1.30%      143,074     21.411900        3,063,489          1.24%            1.90%
American Century Ultra
Fund - Investor Class
   2001  . . . . . . . . . . . . . . .    0.95%      155,313      7.267694        1,128,770          0.87%           -9.30%
                                          1.00%        1,004      7.263434            7,294          1.01%           -9.32%
                                          1.05%        8,814      7.259171           63,985          1.01%           -9.35%
                                          1.10%       11,535      7.254910           83,687          1.03%           -9.37%
                                          1.20%       60,531      7.246394          438,630          1.14%           -9.41%
                                          1.25%       22,305      7.242134          161,534          1.18%           -9.44%
                                          1.30%    1,043,433     22.270832       23,238,112          1.23%           -9.46%
                                          1.30%          753      7.237871            5,450          1.28%           -9.46%
                                          1.35%        2,194      7.233615           15,869          1.27%           -9.48%
                                          1.40%          366      7.229360            2,644          1.33%           -9.51%
                                          1.45%        6,855      7.225093           49,526          1.36%           -9.53%
                                          1.50%        1,025      7.220841            7,403          1.47%           -9.55%
                                          1.55%          190      7.216584            1,374          1.50%           -9.57%
                                          1.60%          228      7.212330            1,642          1.52%           -9.60%
                                          1.65%           24      7.208069              175          1.67%           -9.62%
                                          1.80%          130      7.195300              934          1.72%           -9.69%
   2000  . . . . . . . . . . . . . . .    1.05%        3,746      9.664400           36,203          1.09%           -3.36% 05/01/00
                                          1.30%    1,028,912     29.724903       30,584,309          1.39%           -4.47%
   1999  . . . . . . . . . . . . . . .    1.30%      906,171     24.897565       22,561,451          1.37%           11.73%

                                             Asset                     Unit           Contract                       Total
                                            Charge        Units     Fair Value     Owners' Equity   Expenses(*)    Return(**)
                                            ------        -----     ----------     --------------   -----------    ----------
   1998  . . . . . . . . . . . . . . . . .   1.30%       728,938     20.672594       15,069,039       1.36%         23.19%
   1997  . . . . . . . . . . . . . . . . .   1.30%       587,159     15.970158        9,377,022       1.20%         15.66%
Credit Suisse Warburg Pincus
Emerging Growth Fund - Common Shares
   2001  . . . . . . . . . . . . . . . . .   1.30%       327,340     14.251597        4,663,492       1.21%        -20.61%
   2000  . . . . . . . . . . . . . . . . .   1.30%       340,275     21.341306        7,261,913       1.29%          3.24%
   1999  . . . . . . . . . . . . . . . . .   1.30%       285,237     15.474349        4,413,857       1.36%          4.77%
   1998  . . . . . . . . . . . . . . . . .   1.30%       330,022     15.585116        5,143,431       1.36%         10.22%
   1997  . . . . . . . . . . . . . . . . .   1.30%       290,645     12.727183        3,699,092       1.25%          7.73%
Credit Suisse Warburg Pincus
Global Fixed Income Fund - Common Shares
   2001  . . . . . . . . . . . . . . . . .   1.30%        17,104     11.351104          194,144       1.21%          1.60%
   2000  . . . . . . . . . . . . . . . . .   1.30%         5,451     10.697513           58,312       1.30%          1.36%
   1999  . . . . . . . . . . . . . . . . .   1.30%         3,663     10.462246           38,323       1.31%         -1.78%
   1998  . . . . . . . . . . . . . . . . .   1.30%         5,259     10.111184           53,175       1.27%          1.11% 01/05/98
Delaware Group Delchester
High-Yield Bond Fund, Inc.-
Delchester Fund Institutional Class
   2001  . . . . . . . . . . . . . . . . .   1.30%        43,580     10.122113          441,120       1.23%         -9.10%
   2000  . . . . . . . . . . . . . . . . .   1.30%        77,244     13.002337        1,004,353       1.29%         -8.72%
   1999  . . . . . . . . . . . . . . . . .   1.30%        78,498     14.852338        1,165,879       1.35%         -0.40%
   1998  . . . . . . . . . . . . . . . . .   1.30%        78,936     16.062480        1,267,908       1.31%          4.65%
   1997  . . . . . . . . . . . . . . . . .   1.30%        88,659     14.445299        1,280,706       1.29%          6.07%
Dreyfus A Bonds Plus, Inc.
   2001  . . . . . . . . . . . . . . . . .   1.30%       185,862     13.573039        2,522,719       1.31%          3.42%
   2000  . . . . . . . . . . . . . . . . .   1.30%       153,087     12.473228        1,909,489       1.34%          3.41%
   1999  . . . . . . . . . . . . . . . . .   1.30%       181,364     11.929092        2,163,508       1.33%         -0.66%
   1998  . . . . . . . . . . . . . . . . .   1.30%       158,535     12.206604        1,935,174       1.31%          3.02%
   1997  . . . . . . . . . . . . . . . . .   1.30%       161,545     11.155948        1,802,188       1.26%          1.80%
Dreyfus Appreciation Fund, Inc.
   2001  . . . . . . . . . . . . . . . . .   0.95%        75,030      9.203061          690,502       0.96%         -7.89%
                                             1.00%           350      9.197679            3,222       1.02%         -7.91%
                                             1.05%           215      9.192292            1,975       1.06%         -7.94%
                                             1.10%         1,482      9.186904           13,613       1.07%         -7.96%
                                             1.20%        10,297      9.176131           94,486       1.14%         -8.01%
                                             1.25%         4,476      9.170755           41,046       1.16%         -8.03%
                                             1.30%         5,710      9.165369           52,330       1.23%         -8.05%
                                             1.30%       170,180     12.760896        2,171,652       1.23%         -8.05%
                                             1.35%         1,312      9.159986           12,022       1.26%         -8.08%
                                             1.40%           102      9.154606              931       1.32%         -8.10%
                                             1.45%         1,100      9.149215           10,065       1.36%         -8.12%
                                             1.50%            92      9.143833              839       1.49%         -8.15%
                                             1.55%            23      9.138444              209       1.54%         -8.17%
   2000  . . . . . . . . . . . . . . . . .   1.30%       142,625     14.217274        2,027,739       1.36%          2.94%
   1999  . . . . . . . . . . . . . . . . .   1.30%       128,536     13.511983        1,736,776       1.30%          6.19%
   1998  . . . . . . . . . . . . . . . . .   1.30%         9,658     11.838771          114,339       1.26%         18.39% 01/05/98

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                       Asset                       Unit           Contract                         Total
                                      Charge      Units         Fair Value     Owners' Equity   Expenses(*)      Return(**)
                                      ------      -----         ----------     --------------   -----------      ----------
Dreyfus Balanced Fund, Inc.
   2001  . . . . . . . . . . . . . .   0.95%      15,447         9.852601         152,189          0.87%           -0.24%
                                       1.00%         224         9.846822           2,203          1.02%           -0.27%
                                       1.05%       5,062         9.841063          49,815          1.03%           -0.29%
                                       1.10%       6,794         9.835285          66,816          1.06%           -0.32%
                                       1.20%      11,661         9.823762         114,556          1.12%           -0.37%
                                       1.25%         928         9.818002           9,116          1.18%           -0.39%
                                       1.30%      91,846        11.726174       1,077,006          1.27%           -0.42%
                                       1.35%         278         9.806464           2,723          1.36%           -0.44%
                                       1.40%       7,074         9.800709          69,335          1.32%           -0.47%
                                       1.45%         500         9.794942           4,901          1.36%           -0.50%
                                       1.50%         262         9.789181           2,570          1.47%           -0.52%
                                       1.55%          36         9.783416             355          1.47%           -0.55%
   2000  . . . . . . . . . . . . . .   1.30%      39,670        11.753253         466,252          1.30%            0.46%
   1999  . . . . . . . . . . . . . .   1.30%      23,096        11.328795         261,650          1.29%            5.33%
   1998  . . . . . . . . . . . . . .   1.30%      10,708        10.518999         112,637          1.30%            5.19% 01/05/98
Dreyfus Emerging Leaders Fund
   2001  . . . . . . . . . . . . . .   0.95%       1,216         9.833900          11,954          0.86%           -4.52%
                                       1.20%       6,379         9.805100          62,542          1.19%           -4.64%
                                       1.25%         378         9.799339           3,700          1.23%           -4.67%
Dreyfus S&P 500 Index Fund
   2001  . . . . . . . . . . . . . .   1.30%     803,741        28.374536      22,805,770          1.30%           -7.57%
   2000  . . . . . . . . . . . . . .   1.30%     721,021        33.922791      24,459,045          1.40%           -1.37%
   1999  . . . . . . . . . . . . . .   1.30%     579,969        32.238837      18,697,526          1.39%           11.26%
   1998  . . . . . . . . . . . . . .   1.30%     380,514        26.741068      10,175,351          1.34%           16.66%
   1997  . . . . . . . . . . . . . .   1.30%     244,322        20.919413       5,111,073          1.24%           19.48%
Evergreen Equity Income
Fund - Class I
   2001  . . . . . . . . . . . . . .   1.30%      45,037        20.657779         930,362          1.25%           -0.17%
   2000  . . . . . . . . . . . . . .   1.30%      70,511        18.779167       1,324,138          1.33%           -4.00%
   1999  . . . . . . . . . . . . . .   1.30%      73,386        19.342098       1,419,439          1.35%           13.57%
   1998  . . . . . . . . . . . . . .   1.30%      65,035        17.624361       1,146,200          1.25%            1.32%
   1997  . . . . . . . . . . . . . .   1.30%      62,220        15.423843         959,672          1.26%            9.91%
Federated Equity Income
Fund - Class F Shares
   2001  . . . . . . . . . . . . . .   1.20%       2,432         7.961017          19,358          1.19%           -8.32%
                                       1.25%         803         7.958035           6,388          1.20%           -8.34%
                                       1.35%          46         7.952063             364          1.29%           -8.39%
                                       1.50%          25         7.943120             196          1.47%           -8.46%
Federated High Yield Trust
   2001  . . . . . . . . . . . . . .   0.95%       6,245         9.176046          57,308          0.86%           -0.87%
                                       1.00%         254         9.170635           2,328          0.97%           -0.89%
                                       1.05%       3,659         9.165225          33,537          1.06%           -0.92%
                                       1.10%       1,892         9.159815          17,332          1.03%           -0.94%
                                       1.20%       1,722         9.148999          15,757          1.14%           -0.99%
                                       1.25%       1,462         9.143590          13,369          1.19%           -1.02%
                                       1.30%      56,610         8.878417         502,611          1.21%           -1.04%
                                       1.30%         598         9.138185           5,466          1.28%           -1.04%

                                   Asset                           Unit           Contract                         Total
                                  Charge        Units           Fair Value     Owners' Equity   Expenses(*)       Return(**)
                                  ------        -----           ----------     --------------   -----------       ----------
                                   1.35%            20           9.132778             183          1.30%           -1.07%
                                   1.45%           144           9.121965           1,315          1.37%           -1.12%
   2000  . . . . . . . . . . . .   1.05%         3,659          10.075157          36,865          1.07%            0.75% 04/28/00
                                   1.30%        55,703           9.784493         545,026          1.34%           -2.57%
   1999  . . . . . . . . . . . .   1.30%        43,484          10.189133         443,064          1.28%            2.14%
   1998  . . . . . . . . . . . .   1.30%         3,009          10.294539          30,976          1.26%            2.95%
Federated Intermediate Income
Fund - Institutional Service
Class
   2001  . . . . . . . . . . . .   0.95%         5,902          10.706703          63,196          0.93%            3.28%
                                   1.00%           310          10.703716           3,322          0.94%            3.26%
Federated Investment Series
Funds, Inc. - Federated Bond
Fund - Class F Shares
   2001  . . . . . . . . . . . .   0.95%        13,475          10.781487         145,276          0.88%            3.21%
                                   1.05%         6,517          10.768868          70,180          0.99%            3.15%
                                   1.10%         1,069          10.762538          11,501          1.10%            3.13%
                                   1.20%         6,642          10.749934          71,402          1.18%            3.08%
                                   1.25%         1,502          10.743619          16,140          1.15%            3.05%
                                   1.30%       120,831          11.862484       1,433,356          1.20%            3.02%
                                   1.40%           260          10.724699           2,786          1.31%            2.97%
                                   1.45%           333          10.718388           3,571          1.46%            2.95%
                                   1.80%           131          10.674246           1,398          1.74%            2.76%
   2000  . . . . . . . . . . . .   1.05%         3,620          10.142482          36,716          1.11%            1.42% 05/01/00
                                   1.30%       139,546          11.200672       1,563,009          1.37%            0.63%
   1999  . . . . . . . . . . . .   1.30%       114,206          11.262503       1,286,245          1.27%           -2.47%
   1998  . . . . . . . . . . . .   1.30%        79,881          11.458684         915,331          1.32%            3.45%
   1997  . . . . . . . . . . . .   1.30%        28,041          10.420617         292,205          1.27%            2.99%
Fidelity Advisor Balanced Fund -
Class A
   2001  . . . . . . . . . . . .   0.95%        19,327           9.360121         180,908          0.92%           -1.84%
                                   1.05%           717           9.349155           6,704          0.95%           -1.89%
                                   1.10%        22,628           9.343677         211,429          1.01%           -1.91%
                                   1.15%         4,120           9.338201          38,474          1.08%           -1.94%
                                   1.20%         5,407           9.332725          50,467          1.14%           -1.96%
                                   1.25%         1,893           9.327236          17,652          1.22%           -1.99%
                                   1.35%         1,516           9.316281          14,121          1.28%           -2.04%
                                   1.40%            53           9.310810             491          1.37%           -2.06%
                                   1.45%           918           9.305330           8,544          1.47%           -2.09%
                                   1.50%            31           9.299862             287          1.50%           -2.11%
Fidelity Advisor Balanced Fund -
Class T
   2001  . . . . . . . . . . . .   1.30%        94,046          14.086963       1,324,829          1.23%           -2.07%
   2000  . . . . . . . . . . . .   1.30%        76,378          15.266515       1,166,026          1.39%           -1.22%
   1999  . . . . . . . . . . . .   1.30%        50,914          15.634927         796,037          1.37%            4.34%
   1998  . . . . . . . . . . . .   1.30%        53,032          14.528055         770,452          1.27%           10.48%
   1997  . . . . . . . . . . . .   1.30%         7,805          12.347336          96,371          1.27%           13.37%
Fidelity Advisor Equity Growth
Fund - Class A
   2001  . . . . . . . . . . . .   0.95%           919           7.887115           7,249          0.95%          -10.15%
                                   1.10%           674           7.878264           5,310          1.03%          -10.22%
                                   1.25%            32           7.869424             255          1.20%          -10.29%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                       Asset                           Unit            Contract                             Total
                                      Charge          Units          Fair Value     Owners' Equity      Expenses*          Return**
                                      ------          -----          ----------     -------------      -----------        ----------
                                       1.35%              24          7.863507             186            1.33%            -10.34%
                                       1.45%             160          7.857607           1,257            1.44%            -10.38%
Fidelity Advisor Equity Income
Fund - Class A
   2001  . . . . . . . . . . . . . .   0.95%          23,231         11.208632         260,384            0.92%              0.50%
                                       1.05%           2,697         11.195523          30,195            0.97%              0.45%
                                       1.10%           2,103         11.188966          23,533            1.01%              0.42%
                                       1.20%           8,971         11.175859         100,255            1.13%              0.37%
                                       1.25%           7,434         11.169320          83,035            1.27%              0.34%
                                       1.30%             466         11.162777           5,206            1.31%              0.32%
                                       1.35%             114         11.156214           1,268            1.37%              0.29%
                                       1.40%             141         11.149668           1,568            1.41%              0.27%
                                       1.45%             816         11.143119           9,090            1.43%              0.24%
                                       1.50%             116         11.136570           1,293            1.43%              0.22%
Fidelity Advisor Equity Income
Fund - Class T
   2001  . . . . . . . . . . . . . .   1.30%         126,384         18.134121       2,291,860            1.30%              0.23%
   2000  . . . . . . . . . . . . . .   1.30%         119,884         15.907705       1,907,079            1.33%             -5.10%
   1999  . . . . . . . . . . . . . .   1.30%         110,388         17.707462       1,954,691            1.35%              7.61%
   1998  . . . . . . . . . . . . . .   1.30%          94,498         16.036703       1,515,436            1.36%             11.71%
   1997  . . . . . . . . . . . . . .   1.30%          72,278         13.282446         960,029            1.27%             14.97%
Fidelity Advisor Growth
Opportunities Fund - Class A
   2001  . . . . . . . . . . . . . .   0.95%          11,787          7.665066          90,346            0.85%             -9.52%
                                       1.10%           3,888          7.651604          29,752            1.02%             -9.59%
                                       1.20%           8,792          7.642618          67,195            1.15%             -9.63%
                                       1.25%             123          7.638124             938            1.18%             -9.66%
                                       1.35%             285          7.629146           2,175            1.27%             -9.70%
                                       1.45%           1,327          7.620174          10,112            1.46%             -9.75%
                                       1.80%             121          7.588771             919            1.80%             -9.91%

Fidelity Advisor Growth Opportunities
Fund - Class T
   2001  . . . . . . . . . . . . . .   1.30%         432,688         13.913201       6,020,077            1.32%             -9.73%
   2000  . . . . . . . . . . . . . .   1.30%         490,625         18.130132       8,895,096            1.31%             -5.08%
   1999  . . . . . . . . . . . . . .   1.30%         442,011         19.733051       8,722,226            1.38%              5.92%
   1998  . . . . . . . . . . . . . .   1.30%         366,674         16.858388       6,181,533            1.36%             10.73%
   1997  . . . . . . . . . . . . . .   1.30%         286,656         13.716720       3,931,980            1.22%             14.33%
Fidelity Advisor High Yield
Fund - Class T
   2001  . . . . . . . . . . . . . .   0.95%           4,910          8.958708          43,989            0.96%             -1.07%
                                       1.05%             546          8.948218           4,887            1.02%             -1.12%
                                       1.10%             485          8.942974           4,339            1.06%             -1.14%
                                       1.20%           6,784          8.932480          60,600            1.15%             -1.19%
                                       1.25%           1,284          8.927239          11,463            1.22%             -1.22%
                                       1.30%         206,223         11.628829       2,398,129            1.27%             -1.23%
                                       1.45%             317          8.906268           2,825            1.47%             -1.32%
                                       1.70%              33          8.880052             292            1.65%             -1.44%
                                       1.80%             151          8.869566           1,342            1.73%             -1.49%

                                                      Asset                        Unit         Contract                    Total
                                                     Charge         Units       Fair Value  Owners' Equity   Expenses*    Return**
                                                     ------         -----       ----------  --------------   ---------    --------
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%        259,547      12.784176       3,318,095        1.34%     -4.72%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%        227,894      13.342184       3,040,604        1.34%      6.35%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%        228,769      13.370137       3,058,673        1.30%      4.72%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%        133,356      11.808007       1,574,669        1.28%      5.04%
Fidelity Advisor Overseas Fund - Class A
   2001  . . . . . . . . . . . . . . . . . . . . . .  0.95%          1,607       8.128178          13,061        0.91%    -11.46%
Fidelity Asset Manager(TM)
   2001  . . . . . . . . . . . . . . . . . . . . . .  1.30%        294,741      18.857842       5,558,179        1.23%     -3.27%
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%        289,898      19.911056       5,772,175        1.38%      3.22%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%        265,367      18.069819       4,795,134        1.32%      5.02%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%        230,015      16.126977       3,709,447        1.28%      7.40%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%        233,994      13.751176       3,217,693        1.29%     10.52%
Fidelity Capital & Income Fund
   2001  . . . . . . . . . . . . . . . . . . . . . .  1.30%         14,833      47.464942         704,056        1.25%     -1.70%
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%         15,863      53.434977         847,639        1.36%     -1.05%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%         20,691      54.266408       1,122,826        1.37%     12.28%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%         25,215      50.215804       1,266,191        1.35%      7.43%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%         28,071      43.434703       1,219,256        1.32%      5.20%
Fidelity Equity-Income Fund
   2001  . . . . . . . . . . . . . . . . . . . . . .  1.30%        140,925      87.744903      12,365,466        1.21%     -1.70%
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%        162,411      80.761121      13,116,494        1.35%     -3.06%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%        199,197      88.625012      17,653,837        1.37%     12.50%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%        234,470      78.402542      18,383,044        1.30%     10.54%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%        246,894      64.473989      15,918,241        1.21%     16.62%
Fidelity Magellan(R) Fund
   2001  . . . . . . . . . . . . . . . . . . . . . .  1.30%      1,162,282      30.010212      34,880,321        1.23%     -6.73%
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%      1,151,139      35.953151      41,387,074        1.40%      0.05%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%        942,065      33.172884      31,251,013        1.39%     13.02%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%        724,743      26.106984      18,920,854        1.34%     17.31%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%        634,544      20.509068      13,013,906        1.25%     15.15%
Fidelity Puritan(R) Fund
   2001  . . . . . . . . . . . . . . . . . . . . . .  1.30%        544,190      24.469479      13,316,051        1.24%     -0.46%
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%        556,362      23.073371      12,837,147        1.38%     -0.14%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%        640,246      23.682462      15,162,602        1.38%      4.05%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%        643,237      21.778661      14,008,841        1.37%     10.11%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%        549,341      18.549323      10,189,904        1.22%     13.26%
Fidelity VIP - High Income Portfolio:
Initial Class
   2001  . . . . . . . . . . . . . . . . . . . . . .  1.30%          4,172      18.002102          75,112        1.25%     -7.79%
   2000  . . . . . . . . . . . . . . . . . . . . . .  1.30%          4,174      24.119107         100,673        1.33%     -5.46%
   1999  . . . . . . . . . . . . . . . . . . . . . .  1.30%          5,049      25.636308         129,438        1.34%      7.27%
   1998  . . . . . . . . . . . . . . . . . . . . . .  1.30%         10,454      26.353263         275,497        1.31%      4.12%
   1997  . . . . . . . . . . . . . . . . . . . . . .  1.30%         11,243      23.320029         262,187        1.24%      7.01%
Franklin Mutual Series Fund, Inc.:
Mutual Shares Fund - Class A
   2001  . . . . . . . . . . . . . . . . . . . . . .  0.95%         20,304      12.276954         249,277        0.95%     11.17%
                                                      1.00%          1,055      12.269776          12,939        0.91%     11.15%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Asset                    Unit             Contract                         Total
                                    Charge      Units     Fair Value      Owners' Equity    Expenses*         Return**
                                    ------      -----     ----------      --------------    ---------         --------
                                     1.05%         931     12.262586           11,419          1.06%           11.12%
                                     1.10%       1,011     12.255401           12,386          1.01%           11.09%
                                     1.20%       8,173     12.241046          100,042          1.11%           11.03%
                                     1.25%       1,820     12.233869           22,262          1.19%           11.01%
                                     1.30%      82,645     13.871405        1,146,403          1.29%           10.98%
                                     1.30%       4,700     12.226686           57,466          1.21%           10.98%
                                     1.35%         178     12.219514            2,173          1.31%           10.95%
                                     1.45%          58     12.205170              707          1.44%           10.89%
                                     1.50%          90     12.197984            1,093          1.43%           10.87%
                                     1.65%          55     12.176474              664          1.56%           10.78%
   2000  . . . . . . . . . . . .     1.30%      36,905     11.154471          411,656          1.31%           -0.09%
   1999  . . . . . . . . . . . .     1.30%      25,638     11.440419          293,309          1.37%           15.93%
   1998  . . . . . . . . . . . .     1.30%       8,233     10.572492           87,043          1.31%            5.72% 01/05/98
Franklin Small Cap Growth
Fund - Class A
   2001  . . . . . . . . . . . .     0.95%      32,599      7.238323          235,961          0.94%          -15.25%
                                     1.00%         252      7.234072            1,823          0.97%          -15.28%
                                     1.05%       8,226      7.229833           59,470          1.02%          -15.30%
                                     1.10%       2,673      7.225574           19,317          1.05%          -15.32%
                                     1.20%      22,018      7.217080          158,907          1.10%          -15.36%
                                     1.25%       5,668      7.212839           40,885          1.16%          -15.38%
                                     1.30%       2,304      7.208601           16,608          1.30%          -15.40%
                                     1.35%         430      7.204342            3,098          1.33%          -15.43%
                                     1.40%         385      7.200096            2,772          1.36%          -15.45%
                                     1.45%       2,081      7.195850           14,974          1.42%          -15.47%
                                     1.55%          51      7.187359              367          1.54%          -15.51%
                                     1.70%          14      7.174634              101          1.66%          -15.58%
   2000  . . . . . . . . . . . .     1.05%       1,182     10.577737           12,503          1.13%            5.78% 05/01/00
Franklin Value Investors Trust:
Franklin Balance Sheet
Investment Fund
   2001  . . . . . . . . . . . .     0.95%         927     12.224328           11,328          0.96%           14.28%
                                     1.20%         341     12.201543            4,165          1.20%           14.13%
                                     1.35%         402     12.187865            4,905          1.37%           14.04%
                                     1.45%         292     12.178734            3,555          1.45%           13.99%
Invesco Dynamics Fund -
Investor Class
   2001  . . . . . . . . . . . .     0.95%     105,520      6.780705          715,499          0.90%          -21.33%
                                     1.00%       1,690      6.776719           11,450          1.01%          -21.35%
                                     1.05%       9,158      6.772740           62,022          1.02%          -21.37%
                                     1.10%       8,816      6.768758           59,670          1.00%          -21.39%
                                     1.20%      58,935      6.760795          398,448          1.18%          -21.43%
                                     1.25%      16,409      6.756821          110,871          1.27%          -21.45%
                                     1.30%     649,630     12.734687        8,272,832          1.27%          -21.47%
                                     1.30%         560      6.752835            3,782          1.23%          -21.47%
                                     1.35%       2,361      6.748855           15,936          1.33%          -21.49%
                                     1.40%       6,750      6.744883           45,526          1.40%          -21.51%
                                     1.45%       7,184      6.740895           48,428          1.37%          -21.53%
                                     1.50%       1,491      6.736925           10,046          1.41%          -21.55%
                                     1.55%         290      6.732934            1,950          1.55%          -21.57%

                                      Asset                         Unit          Contract                           Total
                                     Charge       Units          Fair Value     Owners' Equity     Expenses*        Return**
                                     ------       -----          ----------     --------------     ---------        --------
                                     1.60%         1,213           6.728959           8,164          1.60%          -21.59%
                                     1.65%           196           6.724983           1,315          1.63%          -21.61%
                                     1.70%            45           6.721004             299          1.62%          -21.63%
                                     1.80%           133           6.713054             891          1.81%          -21.67%
   2000  . . . . . . . . . . . .     0.95%         1,202          10.489083          12,608          1.04%            4.89% 05/01/00
                                     1.30%       462,524          19.769168       9,143,715          1.37%           10.99%
   1999  . . . . . . . . . . . .     1.30%        39,944          13.066822         521,941          1.27%           24.40%
Invesco Small Company Growth
Fund - Investor Class
   2001  . . . . . . . . . . . .     0.95%        15,146           7.824788         118,516          0.89%          -11.43%
                                     1.05%         4,112           7.815607          32,135          0.96%          -11.48%
                                     1.10%         1,072           7.811017           8,377          1.10%          -11.50%
                                     1.20%        14,903           7.801836         116,274          1.14%          -11.55%
                                     1.25%           809           7.797249           6,304          1.27%          -11.57%
                                     1.30%         1,208           7.792660           9,415          1.28%          -11.59%
                                     1.35%           744           7.788073           5,797          1.31%          -11.61%
                                     1.40%         5,532           7.783501          43,056          1.39%          -11.64%
                                     1.45%           382           7.778903           2,971          1.41%          -11.66%
                                     1.50%           255           7.774317           1,982          1.52%          -11.68%
                                     1.55%           156           7.769725           1,209          1.52%          -11.70%
                                     1.60%           171           7.765145           1,331          1.56%          -11.73%
                                     1.65%           116           7.760555             904          1.58%          -11.75%
   2000  . . . . . . . . . . . .     0.95%         1,132          10.863965          12,298          0.93%            8.64% 05/01/00
Invesco Total Return Fund -
Investor Class
   2001  . . . . . . . . . . . .     0.95%         1,333           9.852896          13,137          0.91%            0.12%
                                     1.05%           312           9.841362           3,071          0.99%            0.07%
                                     1.10%         2,315           9.835595          22,774          1.09%            0.04%
                                     1.20%        10,347           9.824065         101,649          1.11%           -0.01%
                                     1.25%           600           9.818297           5,890          1.21%           -0.03%
                                     1.30%           228           9.812546           2,241          1.27%           -0.06%
                                     1.35%           370           9.806770           3,631          1.28%           -0.08%
                                     1.40%           357           9.801016           3,501          1.40%           -0.11%
                                     1.45%         1,845           9.795260          18,068          1.42%           -0.13%
                                     1.55%           191           9.783728           1,869          1.53%           -0.18%
Janus Adviser Balanced Fund
   2001  . . . . . . . . . . . .     0.95%         7,603           9.385315          71,353          0.94%           -4.07%
                                     1.00%           346           9.381807           3,245          1.00%           -4.09%
                                     1.10%         5,658           9.374798          53,045          1.05%           -4.14%
                                     1.20%           487           9.367790           4,562          1.17%           -4.19%
                                     1.25%           695           9.364282           6,504          1.17%           -4.21%
                                     1.45%           244           9.350260           2,286          1.41%           -4.31%
                                     1.50%           109           9.346749           1,016          1.45%           -4.33%
Janus Adviser International Fund
   2001  . . . . . . . . . . . .     1.05%           991           7.521953           7,457          1.03%          -15.74%
                                     1.25%           200           7.510696           1,506          1.19%          -15.83%
                                     1.30%           541           7.507879           4,062          1.22%          -15.85%
                                     1.45%            77           7.499424             577          1.46%          -15.91%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                      Asset                   Unit           Contract                             Total
                                     Charge     Units      Fair Value     Owners' Equity      Expenses*          Return**
                                     ------     -----      ----------     --------------      ---------          --------
Janus Adviser Worldwide Fund
   2001  . . . . . . . . . . . .     0.95%      23,403      7.713817         180,529            0.93%            -12.73%
                                     1.00%         751      7.710933           5,790            0.97%            -12.75%
                                     1.05%       8,848      7.708046          68,202            1.02%            -12.77%
                                     1.10%      12,436      7.705173          95,824            1.11%            -12.79%
                                     1.15%       4,823      7.702283          37,147            1.14%            -12.82%
                                     1.20%      23,652      7.699391         182,107            1.20%            -12.84%
                                     1.25%       9,022      7.696510          69,435            1.19%            -12.86%
                                     1.30%         920      7.693617           7,081            1.23%            -12.88%
                                     1.35%       1,893      7.690735          14,559            1.30%            -12.91%
                                     1.40%       5,738      7.687848          44,111            1.31%            -12.93%
                                     1.45%       6,406      7.684956          49,230            1.43%            -12.95%
                                     1.50%         699      7.682074           5,371            1.45%            -12.97%
                                     1.55%          54      7.679191             414            1.48%            -12.99%
                                     1.60%          91      7.676297             698            1.61%            -13.02%
                                     1.80%          58      7.664741             443            1.75%            -13.10%

Janus Fund
   2001  . . . . . . . . . . . .     0.95%      83,559      6.968311         582,265            0.92%            -12.70%
                                     1.00%       2,135      6.964220          14,868            0.99%            -12.73%
                                     1.05%      13,047      6.960135          90,806            1.05%            -12.75%
                                     1.10%      13,908      6.956051          96,746            1.10%            -12.77%
                                     1.20%      62,948      6.947881         437,356            1.19%            -12.81%
                                     1.25%      37,621      6.943785         261,231            1.19%            -12.84%
                                     1.30%     783,826     21.331329      16,720,058            1.22%            -12.86%
                                     1.30%       3,955      6.939697          27,449            1.21%            -12.86%
                                     1.35%       2,980      6.935623          20,671            1.29%            -12.88%
                                     1.40%         776      6.931529           5,379            1.39%            -12.90%
                                     1.45%       5,758      6.927446          39,889            1.36%            -12.92%
                                     1.50%         603      6.923365           4,178            1.51%            -12.95%
                                     1.55%         106      6.919280             736            1.55%            -12.97%
                                     1.65%         181      6.911105           1,249            1.65%            -13.01%
                                     1.70%          28      6.907024             194            1.64%            -13.04%
                                     1.80%         127      6.898863             875            1.79%            -13.08%
   2000  . . . . . . . . . . . .     0.95%       2,424      9.712634          23,543            1.01%             -2.87% 05/01/00
                                     1.05%       3,676      9.711024          35,698            1.04%             -2.89% 05/01/00
                                     1.30%     772,313     29.837487      23,043,879            1.38%              2.37%
   1999  . . . . . . . . . . . .     1.30%     429,851     23.822006      10,239,913            1.35%             18.69%
   1998  . . . . . . . . . . . .     1.30%     268,374     17.674019       4,743,247            1.26%             20.72%
   1997  . . . . . . . . . . . .     1.30%     213,760     13.566351       2,899,943            1.26%             12.24%

Janus Twenty Fund
   2001  . . . . . . . . . . . .     0.95%     250,701      5.510772       1,381,559            0.90%            -19.89%
                                     1.00%         310      5.507534           1,705            0.98%            -19.91%
                                     1.05%      23,058      5.504295         126,917            1.01%            -19.93%
                                     1.10%      21,335      5.501064         117,367            1.04%            -19.95%
                                     1.20%     122,085      5.494591         670,808            1.21%            -19.99%
                                     1.25%      34,208      5.491356         187,848            1.26%            -20.01%
                                     1.30%       2,114      5.488123          11,603            1.29%            -20.03%

                                    Asset                        Unit          Contract                           Total
                                    Charge        Units       Fair Value     Owners' Equity     Expenses(*)       Return(**)
                                    ------        -----       ----------     --------------     -----------       ----------
                                     1.30%      1,212,371      28.081926        34,045,723          1.25%           -20.03%
                                     1.35%          4,445       5.484889            24,382          1.29%           -20.05%
                                     1.40%            666       5.481654             3,649          1.38%           -20.07%
                                     1.45%          9,854       5.478412            53,986          1.45%           -20.09%
                                     1.50%          2,838       5.475190            15,538          1.48%           -20.11%
                                     1.55%            109       5.471967               597          1.50%           -20.13%
                                     1.60%            351       5.468724             1,917          1.56%           -20.15%
                                     1.65%             15       5.465490                81          1.61%           -20.17%
                                     1.70%             71       5.462261               386          1.65%           -20.20%
                                     1.80%            158       5.455797               863          1.78%           -20.24%
   2000  . . . . . . . . . . . .     0.95%          2,499       9.465867            23,655          0.97%            -5.34% 05/01/00
                                     1.05%          5,015       9.464296            47,463          1.06%            -5.36% 05/01/00
                                     1.30%      1,182,148      48.407384        57,224,692          1.38%            -8.04%
   1999  . . . . . . . . . . . .     1.30%        797,334      37.855385        30,183,386          1.29%            17.05%
   1998  . . . . . . . . . . . .     1.30%        395,278      25.501153        10,080,045          1.30%            34.94%
   1997  . . . . . . . . . . . .     1.30%        277,567      17.550234         4,871,366          1.23%            18.88%
Janus Worldwide Fund
   2001  . . . . . . . . . . . .     0.95%         82,502       6.758086           557,559          0.91%           -14.16%
                                     1.00%          1,139       6.754125             7,693          1.00%           -14.19%
                                     1.05%          3,278       6.750169            22,126          1.05%           -14.21%
                                     1.10%            569       6.746196             3,840          1.02%           -14.23%
                                     1.20%          2,939       6.738274            19,804          1.20%           -14.27%
                                     1.25%         15,796       6.734312           106,374          1.25%           -14.29%
                                     1.30%      1,054,963      17.385381        18,340,933          1.27%           -14.32%
                                     1.45%          1,329       6.718472             8,931          1.39%           -14.38%
                                     1.50%            440       6.714512             2,954          1.48%           -14.40%
   2000  . . . . . . . . . . . .     0.95%          1,267       9.741581            12,343          1.01%            -2.58% 05/01/00
                                     1.05%          3,061       9.739970            29,814          1.14%            -2.60% 05/01/00
                                     1.30%      1,025,409      25.149169        25,788,184          1.38%             1.70%
   1999  . . . . . . . . . . . .     1.30%        618,608      17.084199        10,568,422          1.34%            12.09%
   1998  . . . . . . . . . . . .     1.30%        408,374      15.209560         6,211,189          1.28%            23.97%
   1997  . . . . . . . . . . . .     1.30%        195,055      12.195030         2,378,702          1.26%            18.20%
Lazard Small Cap Portfolio
Open Shares
   2001  . . . . . . . . . . . .     0.95%          6,446      11.710856            75,484          0.87%             8.74%
                                     1.10%            287      11.690305             3,359          1.05%             8.66%
                                     1.20%          1,192      11.676588            13,913          1.20%             8.60%
                                     1.25%             15      11.669736               177          1.23%             8.57%
                                     1.30%         58,830      12.960933           762,493          1.23%             8.55%
                                     1.30%            337      11.662904             3,925          1.22%             8.55%
                                     1.45%             23      11.642339               269          1.43%             8.46%
   2000  . . . . . . . . . . . .     1.30%         23,772      10.812075           257,025          1.34%             3.32%
   1999  . . . . . . . . . . . .     1.30%          3,898      11.506235            44,851          1.30%            10.12%
MFS(R) Global Governments
Fund - Class A
   2001  . . . . . . . . . . . .     1.30%         10,120      35.534419           359,592          1.29%            -0.65%
   2000  . . . . . . . . . . . .     1.30%         12,846      35.698635           458,585          1.36%            -0.12%
   1999  . . . . . . . . . . . .     1.30%         17,076      36.048902           615,571          1.36%            -3.94%
   1998  . . . . . . . . . . . .     1.30%         18,601      37.243538           692,767          1.28%             2.01%
   1997  . . . . . . . . . . . .     1.30%         22,644      35.765728           809,879          1.25%            -3.02%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                     Asset                  Unit           Contract                            Total
                                    Charge     Units     Fair Value      Owners' Equity     Expenses*         Return**
                                    ------     -----     ----------      --------------     ---------         --------
Nationwide(R) Bond Fund - Class D
   2001  . . . . . . . . . . . . .   0.95%       6,254     11.034915          69,017           0.89%             4.02%
                                     1.05%       4,377     11.021903          48,244           1.02%             3.96%
                                     1.20%         284     11.002388           3,130           1.12%             3.88%
                                     1.25%       2,040     10.995886          22,435           1.24%             3.86%
                                     1.30%          73     45.918173           3,343           1.22%             3.83%
                                     1.30%      26,022     46.115872       1,200,038           1.27%             3.83%
                                     1.35%          25     10.982881             280           1.34%             3.81%
                                     1.45%         360     10.969879           3,953           1.36%             3.75%
                                     1.70%           9     10.937381             100           1.61%             3.62%
 Tax qualified
   2000  . . . . . . . . . . . . .   1.30%      34,472     42.709596       1,472,285           1.34%             1.94%
   1999  . . . . . . . . . . . . .   1.30%      67,407    133.844588       9,022,062           1.33%            -3.07%
   1998  . . . . . . . . . . . . .   1.30%      35,129     42.321983       1,486,729           1.27%             3.66%
   1997  . . . . . . . . . . . . .   1.30%      39,382     38.510870       1,516,635           1.30%             1.77%
 Non-tax qualified
   2000  . . . . . . . . . . . . .   1.30%          73     42.526499           3,104           1.35%             1.94%
   1999  . . . . . . . . . . . . .   1.30%         162    139.412740          22,585           1.28%            -3.07%
   1998  . . . . . . . . . . . . .   1.30%         176     42.140550           7,417           1.25%             3.66%
   1997  . . . . . . . . . . . . .   1.30%         177     38.345774           6,787           1.26%             1.77%
Nationwide(R) Bond Index
Fund - Class A
   2001  . . . . . . . . . . . . .   1.05%         501     10.748362           5,385           1.01%             2.33%
Gartmore Growth Fund - Class D
   2001  . . . . . . . . . . . . .   0.95%       4,350      5.789594          25,183           0.87%           -21.43%
                                     1.00%         389      5.786200           2,249           0.93%           -21.45%
                                     1.20%       8,672      5.772606          50,057           1.16%           -21.53%
                                     1.30%         189     75.290556          14,219           1.24%           -21.57%
                                     1.30%      20,877     71.306377       1,488,634           1.27%           -21.57%
                                     1.45%         607      5.755608           3,492           1.37%           -21.63%
 Tax qualified
   2000  . . . . . . . . . . . . .   1.30%      23,996    125.139694       3,002,852           1.33%            -5.27%
   1999  . . . . . . . . . . . . .   1.30%      28,252    125.445692       3,544,092           1.30%             9.32%
   1998  . . . . . . . . . . . . .   1.30%      38,196    111.044140       4,241,442           1.35%            18.20%
   1997  . . . . . . . . . . . . .   1.30%      46,390     88.806418       4,119,730           1.26%            17.77%
 Non-tax qualified
   2000  . . . . . . . . . . . . .   1.30%         203    132.131758          26,823           1.37%            -5.27%
   1999  . . . . . . . . . . . . .   1.30%         213    132.454854          28,213           1.28%             9.32%
   1998  . . . . . . . . . . . . .   1.30%         224    117.248645          26,264           1.25%            18.20%
   1997  . . . . . . . . . . . . .   1.30%         230     93.768413          21,567           1.31%            17.77%
Nationwide(R) Gartmore Total
Return Fund - Class D
   2001  . . . . . . . . . . . . .   0.95%       8,435      8.754214          73,839           0.88%            -8.38%
                                     1.00%       1,011      8.749096           8,845           0.95%            -8.41%
                                     1.10%       1,194      8.738843          10,431           1.06%            -8.45%
                                     1.20%       2,669      8.728599          23,293           1.20%            -8.50%
                                     1.25%         834      8.723469           7,273           1.20%            -8.52%
                                     1.30%         107    113.503899          12,136           1.31%            -8.54%
                                     1.30%      56,061    108.970542       6,108,952           1.25%            -8.54%

                                      Asset                          Unit            Contract                            Total
                                     Charge        Units          Fair Value      Owners' Equity      Expenses*         Return**
                                     ------        -----          ----------      --------------      ---------         --------
                                     1.40%            139           8.708097            1,212           1.38%            -8.59%
                                     1.45%            566           8.702974            4,923           1.36%            -8.61%
                                     1.80%             53           8.667130              457           1.71%            -8.78%
 Tax qualified
   1998  . . . . . . . . . . . . .   1.30%         56,174         118.222382        6,641,024           1.31%            21.22%
   1997  . . . . . . . . . . . . .   1.30%         37,845          86.766810        3,283,690           1.25%            22.61%
 Non-tax qualified
   1998  . . . . . . . . . . . . .   1.30%            284         123.140619           34,972           1.35%            21.22%
   1997  . . . . . . . . . . . . .   1.30%            314          90.376443           28,378           1.24%            22.61%
Nationwide(R) Gartmore Value
Opportunities Fund - Class A
   2001  . . . . . . . . . . . . .   1.45%             94          11.391940            1,073           1.36%             6.37%
Nationwide(R) Government Bond
Fund - Class D
   2001  . . . . . . . . . . . . .   0.95%         10,234          11.210492          114,732           0.92%             2.03%
                                     1.05%            306          11.197369            3,421           1.02%             1.98%
                                     1.10%         14,254          11.190813          159,511           1.12%             1.96%
                                     1.20%          3,323          11.177685           37,142           1.20%             1.91%
                                     1.25%              3          11.171126               38           1.17%             1.88%
                                     1.30%         58,293          13.085924          762,822           1.29%             1.85%
                                     1.30%          1,283          11.164561           14,323           1.28%             1.85%
                                     1.35%            168          11.158020            1,873           1.25%             1.83%
                                     1.40%              9          11.151454               97           1.32%             1.80%
                                     1.45%             64          11.144898              717           1.45%             1.78%
                                     1.70%             45          11.112127              498           1.72%             1.65%
   2000  . . . . . . . . . . . . .   1.30%         30,599          11.940428          365,365           1.32%             3.56%
   1999  . . . . . . . . . . . . .   1.30%         44,454          11.606645          515,962           1.37%            -2.59%
   1998  . . . . . . . . . . . . .   1.30%         18,359          11.529418          211,669           1.37%             3.34%
   1997  . . . . . . . . . . . . .   1.30%          4,287          10.575346           45,337           1.29%             2.43%
Nationwide Investor Destinations
Conservative Fund - Service Class
   2001  . . . . . . . . . . . . .   1.35%             19          10.063943              195           1.37%             0.35%
Nationwide Investor Destinations
Moderate Fund - Service Class
   2001  . . . . . . . . . . . . .   0.95%          7,830           9.439025           73,908           0.86%            -3.08%
                                     1.20%            798           9.421405            7,520           1.14%            -3.20%
Nationwide Investor Destinations
Moderately Aggressive
Fund - Service Class
   2001  . . . . . . . . . . . . .   1.35%             29           9.040237              262           1.29%            -5.77%
Nationwide Large Cap Growth
Fund - Class A
   2001  . . . . . . . . . . . . .   0.95%            531           6.323133            3,355           0.96%           -15.61%
                                     1.20%            801           6.304586            5,053           1.14%           -15.71%
                                     1.25%            657           6.300878            4,140           1.22%           -15.73%
                                     1.30%         17,477           8.572259          149,814           1.26%           -15.76%
                                     1.45%             24           6.286041              151           1.46%           -15.82%
   2000  . . . . . . . . . . . . .   1.30%          8,487          13.609711          115,506           1.33%             1.61%
Nationwide Large Cap Value
Fund - Class A
   2001  . . . . . . . . . . . . .   0.95%          1,045          11.360657           11,868           0.92%             1.17%
                                     1.20%          1,116          11.327439           12,641           1.10%             1.04%

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     Asset                  Unit         Contract                  Total
                                    Charge      Units     Fair Value  Owners' Equity  Expenses(*) Return(**)
                                    ------      -----     ----------  --------------  ----------- ----------
                                     1.25%         258     11.320791           2,922     1.20%      1.02%
                                     1.30%      22,914     11.069536         253,643     1.27%      0.99%
                                     1.45%         110     11.294242           1,239     1.38%      0.91%
   2000. . . . . . . . . . . . . .   1.30%       8,107      9.393935          76,157     1.37%     -2.34%

Nationwide(R) Mid Cap Market
Index Fund - Class A
   2001. . . . . . . . . . . . . .   0.95%         639      9.745767           6,225     0.93%     -0.41%
                                     1.20%          37      9.727576             364     1.17%     -0.53%
                                     1.45%          88      9.709361             856     1.46%     -0.66%

Nationwide(R) Money Market
Fund - Prime Shares
   2001. . . . . . . . . . . . . .   1.30%      22,310     29.103398         649,311     1.30%      1.57%
                                     1.30%         835     29.287328          24,445     1.30%      1.57%

 Tax qualified
   2001. . . . . . . . . . . . . .   1.30%     622,198     23.112673      14,380,655     1.30%      1.57%
   2000. . . . . . . . . . . . . .   1.30%      26,701     27.985522         747,241     1.30%      2.09%
   1999. . . . . . . . . . . . . .   1.30%     474,051     21.395533      10,142,574     1.36%      1.54%
   1998. . . . . . . . . . . . . .   1.30%     341,582     20.696800       7,069,654     1.35%      1.87%
   1997. . . . . . . . . . . . . .   1.30%     364,018     19.937325       7,257,545     1.28%      1.82%

 Non-tax qualified
   2000. . . . . . . . . . . . . .   1.30%         837     28.162387          23,572     1.40%      2.09%
   1999. . . . . . . . . . . . . .   1.30%         840     27.111446          22,774     1.37%      1.54%
   1998. . . . . . . . . . . . . .   1.30%         843     26.226042          22,109     1.26%      1.87%
   1997. . . . . . . . . . . . . .   1.30%       1,070     25.263671          27,032     1.29%      1.82%

Nationwide(R) Money Market
Fund - Service Class
   2001. . . . . . . . . . . . . .   0.95%     176,366     10.509433       1,853,508     0.86%      1.71%
                                     1.05%       3,506     10.497044          36,803     1.04%      1.66%
                                     1.10%      17,068     10.490845         179,055     1.00%      1.63%
                                     1.15%       8,405     10.484654          88,127     1.11%      1.61%
                                     1.20%     148,374     10.478459       1,554,733     1.14%      1.58%
                                     1.25%       1,723     10.472265          18,042     1.23%      1.56%
                                     1.30%      18,896     10.466072         197,762     1.23%      1.53%
                                     1.35%       3,212     10.459880          33,597     1.30%      1.51%
                                     1.45%       3,665     10.447497          38,285     1.45%      1.45%
                                     1.50%         811     10.441305           8,466     1.46%      1.43%
                                     1.55%         270     10.435115           2,821     1.48%      1.40%
                                     1.70%         455     10.416546           4,737     1.63%      1.33%

Nationwide(R) S&P 500 Index
Fund - Service Class
   2001. . . . . . . . . . . . . .   0.95%     104,937      8.307084         871,717     0.85%     -7.40%
                                     1.00%       1,664      8.302212          13,815     0.97%     -7.42%
                                     1.05%      10,345      8.297362          85,838     0.98%     -7.44%
                                     1.10%       3,729      8.292491          30,926     1.05%     -7.47%
                                     1.20%      24,467      8.282752         202,652     1.16%     -7.51%
                                     1.25%      22,511      8.277901         186,343     1.24%     -7.54%
                                     1.30%       1,120      8.273035           9,263     1.30%     -7.56%
                                     1.30%      59,995      9.738621         584,265     1.21%     -7.56%
                                     1.35%       1,581      8.268174          13,071     1.31%     -7.58%

                                     Asset                  Unit         Contract                  Total
                                    Charge      Units     Fair Value  Owners' Equity  Expenses(*) Return(**)
                                    ------      -----     ----------  --------------  ----------- ----------
                                     1.40%         85       8.263299          704         1.35%     -7.61%
                                     1.45%      2,733       8.258439       22,567         1.45%     -7.63%
                                     1.50%      1,359       8.253582       11,220         1.51%     -7.65%
                                     1.55%        222       8.248722        1,830         1.49%     -7.68%
                                     1.60%        172       8.243867        1,418         1.52%     -7.70%
                                     1.65%        160       8.238994        1,319         1.55%     -7.72%
                                     1.80%        110       8.224421          907         1.82%     -7.79%
   2000. . . . . . . . . . . . . .   0.95%      2,224       9.903084       22,024         1.01%     -0.97% 05/01/00
                                     1.05%      5,444       9.901448       53,903         1.10%     -0.99% 05/01/00
                                     1.30%     27,648      11.650692      322,118         1.31%     -1.41%
   1999. . . . . . . . . . . . . .   1.30%      8,846      11.100593       98,196         1.33%     10.83%
Nationwide Small Cap Fund - Class A
   2001. . . . . . . . . . . . . .   0.95%        605      10.373915        6,240         0.86%      2.46%
                                     1.10%        406      10.355702        4,173         1.05%      2.38%
                                     1.20%        546      10.343563        5,616         1.22%      2.33%
                                     1.25%        110      10.337491        1,127         1.20%      2.31%
                                     1.30%     31,080      12.798290      395,234         1.28%      2.28%
                                     1.45%        146      10.313205        1,495         1.46%      2.20%
   2000. . . . . . . . . . . . . .   1.30%     23,479      12.389559      290,894         1.40%      2.15%
   1999. . . . . . . . . . . . . .   1.30%         90      10.905418          981         1.38%      5.27%
Nationwide(R) Small Cap Index
Fund - Class A
   2001. . . . . . . . . . . . . .   1.20%         20       9.990065          197         1.12%      5.50%
                                     1.45%        176       9.971358        1,754         1.38%      5.36%
                                     1.50%         16       9.967625          156         1.48%      5.34%
NMF Prestige Balanced Fund - Class A
   2001. . . . . . . . . . . . . .   1.20%        834       9.401995        7,841         1.10%     -2.74%
                                     1.30%      1,150      10.235007       11,773         1.26%     -2.79%
   2000. . . . . . . . . . . . . .   1.30%        491      10.861743        5,333         1.32%      0.48%
   1999. . . . . . . . . . . . . .   1.30%         62      10.577813          656         1.39%      5.41%

NMF Prestige International
Fund - Class A
   2001. . . . . . . . . . . . . .   1.20%        895       8.089644        7,237         1.11%    -14.84%
                                     1.30%      5,917       8.963731       53,035         1.27%    -14.88%
                                     1.45%        631        8.065893       5,091         1.46%    -14.95%
   2000. . . . . . . . . . . . . .   1.30%      5,112      11.369714       58,122         1.33%     -5.17%
   1999. . . . . . . . . . . . . .   1.30%        239      10.411831        2,488         1.38%      3.75%
Neuberger Berman Equity Funds(R) -
Guardian Fund - Investor Class
   2001. . . . . . . . . . . . . .   1.30%    315,736      17.960254    5,670,699         1.23%      0.70%
Neuberger Berman Equity Funds(R) -
Partners Fund - Investor Class
   2001. . . . . . . . . . . . . .   1.30%    250,948      25.969156    6,516,903         1.27%     -1.38%
   2000. . . . . . . . . . . . . .   1.30%    268,958      26.165264    7,037,357         1.35%     -1.35%
   1999. . . . . . . . . . . . . .   1.30%    328,051      27.992566    9,182,989         1.38%     12.29%
   1998. . . . . . . . . . . . . .   1.30%    365,382      25.290068    9,240,536         1.26%      6.42%
   1997. . . . . . . . . . . . . .   1.30%    273,192      21.487003    5,870,077         1.31%     15.33%
                                                                                                           (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     Asset                  Unit         Contract                  Total
                                    Charge      Units     Fair Value  Owners' Equity  Expenses(*) Return(**)
                                    ------      -----     ----------  --------------  ----------- ----------
Neuberger Berman Equity Trust(R) -
Genesis Fund - Trust Class
   2001. . . . . . . . . . . . . .   0.95%      13,905     12.904879         179,448    0.87%      8.83%
                                     1.00%         547     12.897330           7,057    0.97%      8.80%
                                     1.10%       1,293     12.882228          16,658    1.05%      8.74%
                                     1.20%       6,851     12.867137          88,148    1.14%      8.69%
                                     1.25%         230     12.859600           2,954    1.24%      8.66%
                                     1.30%         284     12.852061           3,651    1.25%      8.64%
                                     1.30%     176,958     13.515133       2,391,607    1.25%      8.64%
                                     1.35%          89     12.844501           1,147    1.31%      8.61%
                                     1.40%          37     12.836963             477    1.37%      8.58%
                                     1.45%         968     12.829426          12,424    1.42%      8.55%
                                     1.50%          30     12.821878             382    1.42%      8.53%
                                     1.65%          52     12.799248             670    1.56%      8.44%
   2000. . . . . . . . . . . . . .   1.30%      76,840     10.848298         833,583    1.39%     14.04%
   1999. . . . . . . . . . . . . .   1.30%      72,611      9.509874         690,521    1.35%      2.63%
   1998. . . . . . . . . . . . . .   1.30%      45,136      9.937061         448,519    1.31%     -0.63% 01/05/98

Neuberger Berman Equity Trust(R) -
Guardian Fund - Trust Class
   2001. . . . . . . . . . . . . .   0.95%       4,782      9.459440          45,232    0.93%      0.81%
                                     1.10%       4,730      9.442843          44,665    1.09%      0.74%
                                     1.20%       4,809      9.431763          45,354    1.11%      0.68%
                                     1.35%         935      9.415160           8,802    1.35%      0.61%
                                     1.40%          52      9.409635             491    1.34%      0.58%
                                     1.45%         286      9.404091           2,691    1.37%      0.56%
                                     1.50%          26      9.398564             246    1.47%      0.53%
   2000. . . . . . . . . . . . . .   1.30%     342,621     18.597963       6,372,053    1.40%     -2.32% 05/01/00

Neuberger Berman Equity Trust(R) -
Partners Fund - Trust Class
   2001. . . . . . . . . . . . . .   0.95%       6,266     10.028159          62,835    0.93%     -1.30%
                                     1.20%       4,892      9.998812          48,918    1.17%     -1.42%
                                     1.25%       1,530      9.992941          15,289    1.22%     -1.45%
                                     1.45%         298      9.969478           2,969    1.36%     -1.55%
Neuberger Berman Income Funds(R) -
Limited Maturity Bond Fund -
Investor Class
   2001. . . . . . . . . . . . . .   1.30%      59,168     13.210924         781,662    1.23%      3.71%
   2000. . . . . . . . . . . . . .   1.30%      63,725     12.236142         779,748    1.36%      1.16%
   1999. . . . . . . . . . . . . .   1.30%     123,902     12.036319       1,491,324    1.32%     -0.17%
   1998. . . . . . . . . . . . . .   1.30%      68,829     11.905741         819,460    1.32%      1.99%
   1997. . . . . . . . . . . . . .   1.30%      70,469     11.332296         798,576    1.29%      2.38%

Oppenheimer Capital Appreciation
Fund A
   2001. . . . . . . . . . . . . .   0.95%       6,325      8.629344          54,579    0.97%     -5.20%
                                     1.00%         371      8.626127           3,200    0.95%     -5.23%
                                     1.05%       1,380      8.622897          11,901    0.96%     -5.25%
                                     1.10%         313      8.619675           2,695    1.11%     -5.28%
                                     1.20%       1,413      8.613220          12,170    1.13%     -5.32%

                                     Asset                  Unit         Contract                  Total
                                    Charge      Units     Fair Value  Owners' Equity  Expenses(*) Return(**)
                                    ------      -----     ----------  --------------  ----------- ----------
                                     1.25%      2,659       8.609994        22,894       1.18%      -5.35%
                                     1.30%        254       8.606765         2,188       1.25%      -5.37%
                                     1.45%      1,961       8.597086        16,855       1.39%      -5.44%
                                     1.50%        153       8.593855         1,318       1.47%      -5.47%

Oppenheimer Global Fund A
   2001. . . . . . . . . . . . . .   0.95%     63,197       8.712993       550,635       0.97%      -8.53%
                                     1.00%      1,370       8.707892        11,927       0.98%      -8.56%
                                     1.05%     15,760       8.702791       137,154       1.06%      -8.58%
                                     1.10%     11,418       8.697696        99,313       1.07%      -8.60%
                                     1.20%     50,471       8.687479       438,463       1.17%      -8.65%
                                     1.25%     11,912       8.682385       103,422       1.23%      -8.67%
                                     1.30%      3,384       8.677267        29,361       1.28%      -8.70%
                                     1.30%    375,203      35.362797    13,268,236       1.30%      -8.70%
                                     1.35%        629       8.672180         5,454       1.37%      -8.72%
                                     1.40%        785       8.667081         6,805       1.40%      -8.74%
                                     1.45%      4,657       8.661986        40,342       1.45%      -8.77%
                                     1.50%        537       8.656879         4,646       1.47%      -8.79%
                                     1.55%        378       8.651785         3,270       1.46%      -8.81%
                                     1.60%        959       8.646684         8,296       1.60%      -8.83%
                                     1.65%         96       8.641595           831       1.63%      -8.86%
   2000. . . . . . . . . . . . . .   0.95%      1,175      10.094680        11,861       1.04%       0.95% 05/01/00
                                     1.05%      4,807      10.093011        48,517       1.09%       0.93% 05/01/00
                                     1.30%    365,240      41.115350    15,016,970       1.29%       9.04%
   1999. . . . . . . . . . . . . .   1.30%    295,850      27.295378     8,075,338       1.35%      13.23%
   1998. . . . . . . . . . . . . .   1.30%    286,254      24.291877     6,953,647       1.32%      12.10%
   1997. . . . . . . . . . . . . .   1.30%    242,259      20.874396     5,057,010       1.28%      15.82%

Oppenheimer Strategic Income Fund A
   2001. . . . . . . . . . . . .     1.25%      2,094       9.932094        20,795       1.18%       0.30%

Phoenix-Oakhurst Balanced
Fund - Class A
   2001. . . . . . . . . . . . . .   1.30%     50,853      18.162892       923,632       1.26%       1.47%
   2000. . . . . . . . . . . . . .   1.30%     50,120      18.196837       912,025       1.37%      -0.04%
   1999. . . . . . . . . . . . . .   1.30%     56,185      17.189187       965,774       1.28%       3.22%
   1998. . . . . . . . . . . . . .   1.30%     50,548      15.622368       789,679       1.30%       9.75%
   1997. . . . . . . . . . . . . .   1.30%     41,412      13.372440       553,779       1.25%       9.72%

PIMCO Total Return Fund - Class A
   2001. . . . . . . . . . . . . .   0.95%        339      10.628930         3,602       0.87%       1.87%
                                     1.10%     26,569      10.618153       282,114       1.05%       1.79%
                                     1.20%      1,220      10.610131        12,947       1.22%       1.74%
                                     1.25%         63      10.606118           663       1.18%       1.72%
                                     1.30%      6,323      10.602100        67,034       1.25%       1.69%
                                     1.45%        143      10.590063         1,512       1.39%       1.61%

Strong Advisor Common Stock
Fund - Class Z
   2001. . . . . . . . . . . . . .   0.95%     31,712       9.604085       304,568       0.97%      -0.08%
                                     1.00%        341       9.598460         3,277       1.01%      -0.11%
                                     1.05%      2,634       9.592832        25,268       1.07%      -0.13%
                                     1.10%      6,378       9.587202        61,145       1.04%      -0.16%
                                                                                                         (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     Asset                  Unit         Contract                  Total
                                    Charge      Units     Fair Value  Owners' Equity  Expenses(*) Return(**)
                                    ------      -----     ----------  --------------  ----------- ----------
                                     1.20%     16,614       9.575961         159,094     1.16%      -0.21%
                                     1.25%     17,990       9.570334         172,167     1.21%      -0.23%
                                     1.30%        579       9.564713           5,535     1.22%      -0.26%
                                     1.30%    140,088      14.038219       1,966,589     1.24%      -0.26%
                                     1.35%        327       9.559106           3,124     1.33%      -0.28%
                                     1.45%      3,132       9.547855          29,901     1.40%      -0.33%
                                     1.50%        138       9.542240           1,313     1.42%      -0.36%
   2000. . . . . . . . . . . . . .   1.30%    103,944      14.401071       1,496,905     1.36%      -0.22%
   1999. . . . . . . . . . . . . .   1.30%     19,464      12.393104         241,219     1.32%      18.96%

Strong Advisor Mid Cap Growth
Fund - Class Z
   2001. . . . . . . . . . . . . .   1.10%        279       6.584393           1,838     1.09%     -14.87%
                                     1.20%         39       6.579444             259     1.13%     -14.92%
                                     1.45%        168       6.567087           1,104     1.45%     -15.02%

Strong Growth & Income Fund
   2001. . . . . . . . . . . . . .   0.95%      1,349       7.492833          10,105     0.87%     -14.13%
                                     1.45%        309       7.464800           2,305     1.35%     -14.34%

Strong Large Cap Growth Fund
   2001. . . . . . . . . . . . . .   1.30%    145,575      26.948182       3,922,982     1.31%     -25.34%
   2000. . . . . . . . . . . . . .   1.30%    146,972      42.346323       6,223,724     1.30%       0.28%
   1999. . . . . . . . . . . . . .   1.30%     94,465      30.776598       2,907,311     1.32%      14.91%
   1998. . . . . . . . . . . . . .   1.30%     75,844      23.782647       1,803,771     1.29%      15.73%
   1997. . . . . . . . . . . . . .   1.30%     78,726      18.732879       1,474,765     1.31%      11.72%

Templeton Foreign Fund - Class A
   2001. . . . . . . . . . . . . .   0.95%      3,797       9.964705          37,839     0.92%      -4.90%
                                     1.00%        200       9.958872           1,993     0.96%      -4.93%
                                     1.05%      3,842       9.953038          38,241     0.99%      -4.95%
                                     1.10%      1,214       9.947199          12,079     1.03%      -4.97%
                                     1.20%      6,499       9.935535          64,573     1.11%      -5.02%
                                     1.25%         60       9.929703             601     1.22%      -5.05%
                                     1.30%        170       9.923862           1,687     1.27%      -5.07%
                                     1.30%    308,046      15.839003       4,879,136     1.20%      -5.07%
                                     1.35%      1,762       9.918044          17,473     1.31%      -5.09%
                                     1.45%        253       9.906378           2,508     1.44%      -5.14%
   2000. . . . . . . . . . . . . .   1.05%      3,509      10.372304          36,396     1.05%       3.72% 05/01/00
                                     1.30%    331,370      16.547867       5,483,467     1.30%      -5.70%
   1999. . . . . . . . . . . . . .   1.30%    294,907      15.576874       4,593,729     1.33%      21.97%
   1998. . . . . . . . . . . . . .   1.30%    336,126      13.869189       4,661,795     1.32%       1.95%
   1997. . . . . . . . . . . . . .   1.30%    332,251      14.277936       4,743,859     1.25%      10.48%

                                     Asset                  Unit         Contract                  Total
                                    Charge      Units     Fair Value  Owners' Equity  Expenses(*) Return(**)
                                    ------      -----     ----------  --------------  ----------- ----------
The Dreyfus Premier Third Century
Fund, Inc.- Class Z
         2001. . . . . . . . . . .    0.95%    38,237       7.313210        279,634      0.88%     -15.50%
                                      1.20%    10,979       7.291776         80,059      1.19%     -15.61%
                                      1.25%     2,022       7.287493         14,738      1.17%     -15.63%
                                      1.30%    71,947      24.059096      1,730,983      1.27%     -15.65%
                                      1.45%     1,486       7.270355         10,804      1.42%     -15.72%
                                      1.70%        13       7.248937             96      1.64%     -15.82%
         2000. . . . . . . . . . .    0.95%        54      10.155963            548      0.96%       1.56% 05/01/00
                                      1.30%    69,600      33.529470      2,333,651      1.39%       1.06%
         1999. . . . . . . . . . .    1.30%    49,827      28.667606      1,428,421      1.31%      11.00%
         1998. . . . . . . . . . .    1.30%    39,616      23.600797        934,969      1.35%      17.41%
         1997. . . . . . . . . . .    1.30%    29,751      18.371612        546,574      1.27%       6.70%
                                               ======      =========
      2001 Reserves for annuity contracts in payout phase:
         Tax qualified. . . . . . . . . . . . . . . . . .                   127,757
                                                                       ------------
         2001 Contract owners' equity. . . . . . . . . . .             $338,372,367
                                                                       ============

 (*) This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

NATIONWIDE LIFE INSURANCE COMPANY
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